UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual
Report March 31, 2016

The Leuthold Funds
Leuthold Core Investment Fund
Retail Class Shares     LCORX
Institutional Class Shares     LCRIX
Leuthold Global Fund
Retail Class Shares     GLBLX
Institutional Class Shares     GLBIX
Leuthold Select Industries Fund     LSLTX
Leuthold Global Industries Fund
Retail Class Shares     LGINX
Institutional Class Shares     LGIIX
Grizzly Short Fund     GRZZX

Inside Front cover - BLANK

The Leuthold Funds
Table of Contents

The Leuthold Funds

Expense Examples – March 31, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	1

The Leuthold Funds
Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual**	$ 1,000.00	$ 1,008.00	$ 7.03
Hypothetical (5% return before expenses)***	1,000.00	1,018.00	7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.87 and the Fund’s annualized expense ratio would be 1.17%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.91 and the Fund’s annualized expense ratio would be 1.17%.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual**	$ 1,000.00	$ 1,008.50	$ 6.48
Hypothetical (5% return before expenses)***	1,000.00	1,018.55	6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.32 and the Fund’s annualized expense ratio would be 1.06%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.35 and the Fund’s annualized expense ratio would be 1.06%.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual**	$ 1,000.00	$ 1,012.70	$ 10.01
Hypothetical (5% return before expenses)***	1,000.00	1,015.05	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $8.20 and the Fund’s annualized expense ratio would be 1.63%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.22 and the Fund’s annualized expense ratio would be 1.63%.

2	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Expense Example Tables (Unaudited) (continued)

Leuthold Global Fund - Institutional Class - GLBIX
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual**	$1,000.00	$1,014.60	$8.61
Hypothetical (5% return before expenses)***	1,000.00	1,016.45	8.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.80 and the Fund’s annualized expense ratio would be 1.35%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.81 and the Fund’s annualized expense ratio would be 1.35%.

Leuthold Select Industries Fund - LSLTX
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual	$1,000.00	$1,011.70	$7.54
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class - LGINX
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual	$1,000.00	$1,019.40	$7.57
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	3

The Leuthold Funds
Expense Example Tables (Unaudited) (continued)

Leuthold Global Industries Fund - Institutional Class - LGIIX

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual	$1,000.00	$1,020.90	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,018.75	6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period* October 1, 2015 - March 31, 2016
Actual**	$1,000.00	$912.40	$13.72
Hypothetical (5% return before expenses)***	1,000.00	1,010.65	14.43

*	Expenses are equal to the Fund’s annualized expense ratio of 2.87%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.17 and the Fund’s annualized expense ratio would be 1.50%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.57 and the Fund’s annualized expense ratio would be 1.50%

4	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2016

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2016

^Amount is less than 0.05%.
See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	5

The Leuthold Funds
(Unaudited)
Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2016*

Leuthold Global Industries Fund
Allocation of Portfolio Holdings
March 31, 2016*

* Excludes short-term investments less than 5% of net assets.
6	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
(Unaudited)
Grizzly Short Fund
Allocation of Securities Sold Short
March 31, 2016

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	7

The Leuthold Funds
Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund

ASSETS:
Investments, at cost	$826,757,213	$206,789,027	$11,316,686

Investments, at fair value	923,825,980	217,020,854	13,955,426
Cash	4,091	—	—
Foreign currency
(cost $26,991, $28,749, and $0, respectively)	27,826	28,774	—
Receivable for Fund shares sold	1,863,800	1,015,306	12,000
Receivable for investments sold	7,353,385	1,142,638	—
Collateral at broker for securities sold short	124,607,950	39,338,596	—
Tri-party collateral held at custodian	25,000,001	8,500,000	—
Interest receivable	725,942	185,139	8
Dividends receivable	358,696	575,351	8,743
Other assets	36,334	27,857	10,149
Total Assets	1,083,804,005	267,834,515	13,986,326

LIABILITIES:
Securities sold short, at fair value
(proceeds $125,741,041, $41,196,569, and $0, respectively)	124,556,609	39,051,813	—
Payable for investments purchased	7,692,692	1,195,349	—
Payable for Fund shares redeemed	1,057,915	179,123	47,096
Payable to Adviser	711,982	211,132	9,563
Payable to Custodian	43,698	36,898	2,870
Payable to Directors	30,307	10,061	456
Dividends payable on securities sold short	101,766	16,831	—
Distribution (Rule 12b-1) fees payable	36,294	81,109	88
Shareholder servicing fees payable	94,952	—	2,142
Accrued expenses and other liabilities	452,435	186,874	25,647
Total Liabilities	134,778,650	40,969,190	87,862
NET ASSETS	$949,025,355	$226,865,325	$13,898,464

8	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Assets and Liabilities (continued)
March 31, 2016 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund

NET ASSETS CONSIST OF:
Capital stock	$871,614,198		$209,869,902		$12,490,735
Accumulated net investment loss	(3,540,565)		(2,366,110)		(9,766)
Accumulated net realized gain (loss)	(17,308,406)		7,024,481		(1,221,245)
Net unrealized appreciation on investments	98,260,128		12,337,052		2,638,740
Total Net Assets	$949,025,355		$226,865,325		$13,898,464

Retail Class Shares
Net assets	$568,353,237		$84,599,883		$13,898,464
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	31,776,426		8,633,956		654,967
Net Asset Value, Redemption Price and Offering Price Per Share	$17.89	*	$9.80	*	$21.22

Institutional Class Shares
Net assets	$380,672,118		$142,265,442		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	21,272,713		14,404,227		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$17.89	*	$9.88		n/a

*   Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	9

The Leuthold Funds
Statements of Assets and Liabilities (continued)
March 31, 2016 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund

ASSETS:
Investments, at cost	$14,162,387	$264,321,513
Investments, at fair value	15,197,679	264,321,513
Cash	2,135	4,000,000
Foreign currency (cost $2,802 and $0, respectively)	2,850	—
Receivable for Fund shares sold	13,033	1,191,461
Receivable for investments sold	—	19,286,771
Collateral at broker for securities sold short	—	320,899,950
Tri-party collateral held at custodian	—	63,000,001
Interest receivable	7	51,693
Dividends receivable	47,076	—
Other assets	25,135	41,710
Total Assets	15,287,915	672,793,099

LIABILITIES:
Securities sold short, at fair value
(proceeds $0 and $323,505,488, respectively)	—	323,476,063
Payable for investments purchased	—	19,844,598
Payable for Fund shares redeemed	—	662,350
Payable to Adviser	1,131	365,350
Payable to Custodian	17,645	6,148
Payable to Directors	611	5,533
Dividends payable on securities sold short	—	372,333
Distribution (Rule 12b-1) fees payable	5,304	—
Shareholder servicing fees payable	—	68,776
Accrued expenses and other liabilities	35,134	216,736
Total Liabilities	59,825	345,017,887
NET ASSETS	$15,228,090	$327,775,212

10	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Assets and Liabilities (continued)
March 31, 2016 (Unaudited)

	Leuthold Global Industries Fund		Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$14,067,268		$498,554,412
Accumulated net investment income (loss)	5,519		(6,184,733)
Accumulated net realized gain (loss) on investments	122,191		(164,623,379)
Net unrealized appreciation on investments and securities sold short	1,033,112		28,912
Total Net Assets	$15,228,090		$327,775,212

Retail Class Shares
Net assets	$2,713,970		$327,775,212
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	175,096		44,953,281
Net Asset Value, Redemption Price and Offering Price Per Share	$15.50	*	$7.29

Institutional Class Shares
Net assets	$12,514,120		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	803,416		n/a
Net Asset Value, Redemption Price and Offering Price Per Share	$15.58	*	n/a

*   Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	11

The Leuthold Funds
Statements of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $24,856, $66,293 and $207, respectively)	$4,688,855	$1,515,994	$118,916
Interest income	945,367	306,779	52
Total investment income	5,634,222	1,822,773	118,968

EXPENSES:
Investment advisory fees (Note 3)	4,031,010	1,515,917	66,438
Administration fees	186,369	62,063	3,847
Transfer agent fees	167,321	112,820	3,269
Legal fees	24,084	10,540	185
Audit fees	39,745	28,240	12,524
Fund accounting fees	68,411	25,597	3,059
Custody fees	50,635	38,051	3,938
Shareholder servicing fees-
Retail Class	306,931	—	6,446
Registration fees	28,015	22,023	12,712
Reports to shareholders	56,001	16,556	1,223
Directors’ fees	54,262	17,158	814
Distribution (Rule 12b-1) fees-
Retail Class (Note 4)	—	121,540	—
Other	27,342	10,699	795
Total expenses before dividends and interest on securities sold short	5,040,126	1,981,204	115,250
Dividends and interest on securities sold short	1,059,200	498,856	—
Reimbursement from Adviser (Note 3)	—	—	(15,749)
Total expenses	6,099,326	2,480,060	99,501
NET INVESTMENT INCOME (LOSS)	$(465,104)	$(657,287)	$19,467

12	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Operations (continued)
For the Six Months Ended March 31, 2016 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$(325,762)	$9,130,340	$(50,364)
Investment companies	488,030	(177,954)	—
Realized gain distributions received from investment companies	148,136	59,386	—
Securities sold short	21,031,259	4,881,290	—
Foreign currency and foreign currency translation	(705,317)	(610,232)	—
Net unrealized appreciation (depreciation) during the period on:
Investments	5,065,059	(17,416,588)	121,193
Investment companies	2,448,212	903,899	—
Securities sold short	(23,090,371)	(5,591,159)	—
Foreign currency and foreign currency translation	3,886,230	11,609,995	—
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	8,945,476	2,788,977	70,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,480,372	$2,131,690	$90,296

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	13

The Leuthold Funds
Statements of Operations (continued)
For the Six Months Ended March 31, 2016 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $7,653 and $0, respectively)	$146,573	$502
Interest income	81	146,029
Total investment income	146,654	146,531

EXPENSES:
Investment advisory fees (Note 3)	84,518	1,831,691
Administration fees	6,027	63,693
Transfer agent fees	9,463	37,146
Legal fees	10,519	2,081
Audit fees	12,744	12,980
Fund accounting fees	6,861	19,736
Custody fees	22,318	8,175
Shareholder servicing fees-
Retail Class	—	164,564
Registration fees	17,525	23,274
Reports to shareholders	658	9,402
Directors’ fees	953	16,683
Distribution (Rule 12b-1) fees-
Retail Class (Note 4)	5,139	—
Other	282	5,616
Total expenses before dividends and interest on securities sold short	177,007	2,195,041
Dividends and interest on securities sold short	—	2,016,455
Reimbursement from Adviser (Note 3)	(66,220)	—
Total expenses	110,787	4,211,496
NET INVESTMENT INCOME (LOSS)	$35,867	$(4,064,965)

14	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds
Statements of Operations (continued)
For the Six Months Ended March 31, 2016 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$803,559	$—
Securities sold short	—	(2,136,745)
Foreign currency and foreign currency translation	(5,196)	(34)
Net unrealized appreciation (depreciation) during the period on:
Investments	(1,769,447)	—
Securities sold short	—	(27,493,520)
Foreign currency and foreign currency translation	1,223,523	(540)
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	252,439	(29,630,839)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$288,306	$(33,695,804)

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	15

Leuthold Core Investment Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
	(Unaudited)
OPERATIONS:
Net investment loss	$(465,104)	$(133,769)
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	20,636,346	23,660,377
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(11,690,870)	9,261,932
Net increase in net assets from operations	8,480,372	32,788,540

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	(881,875)
From net investment income - Institutional Class	—	(611,265)
From net realized gain - Retail Class	(21,888,252)	(32,333,003)
From net realized gain - Institutional Class	(11,929,481)	(16,538,702)
Total distributions	(33,817,733)	(50,364,845)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	102,977,497	132,613,706
Proceeds from shares sold - Institutional Class	117,530,474	61,725,745
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	20,756,438	30,522,665
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	9,925,183	15,360,559
Cost of shares redeemed - Retail Class*	(102,547,228)	(156,296,187)
Cost of shares redeemed - Institutional Class**	(32,554,594)	(53,881,449)
Net increase in net assets from capital share transactions	116,087,770	30,045,039

TOTAL INCREASE IN NET ASSETS:	90,750,409	12,468,734
NET ASSETS
Beginning of period	858,274,946	845,806,212
End of period (including accumulated net investment loss of $(3,540,565) and $(3,075,461), respectively)	$949,025,355	$858,274,946

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	5,759,560	7,109,827
Shares sold - Institutional Class	6,629,546	3,309,482
Shares issued to holders in reinvestment of dividends - Retail Class	1,170,696	1,674,734
Shares issued to holders in reinvestment of dividends - Institutional Class	559,796	842,574
Shares redeemed - Retail Class	(5,779,319)	(8,349,503)
Shares redeemed - Institutional Class	(1,846,579)	(2,897,629)
Net increase in shares outstanding	6,493,700	1,689,485

*Net of redemption fees of (Retail Class):	$263	$2,158
**Net of redemption fees of (Institutional Class):	$387	$840

16	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
	(Unaudited)
OPERATIONS:
Net investment loss	$(657,287)	$(533,152)
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	13,282,830	7,060,765
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(10,493,853)	(10,109,509)
Net increase (decrease) in net assets from operations	2,131,690	(3,581,896)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	—	(340,708)
From net investment income - Institutional Class	—	(672,591)
From net realized gain - Retail Class	(3,376,271)	(12,379,966)
From net realized gain - Institutional Class	(7,894,959)	(22,442,402)
Total distributions	(11,271,230)	(35,835,667)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	5,371,318	14,218,797
Proceeds from shares sold - Institutional Class	14,897,673	49,314,715
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	3,127,382	10,783,977
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	6,958,005	19,485,582
Cost of shares redeemed - Retail Class*	(16,663,400)	(46,976,808)
Cost of shares redeemed - Institutional Class**	(91,210,242)	(56,338,255)
Net decrease in net assets from capital share transactions	(77,519,264)	(9,511,992)

TOTAL DECREASE IN NET ASSETS:	(86,658,804)	(48,929,555)
NET ASSETS
Beginning of period	313,524,129	362,453,684
End of period (including accumulated net investment loss of $(2,366,110) and $(1,708,823), respectively)	$226,865,325	$313,524,129

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	576,530	1,368,258
Shares sold - Institutional Class	1,514,414	4,719,674
Shares issued to holders in reinvestment of dividends - Retail Class	319,773	1,047,133
Shares issued to holders in reinvestment of dividends - Institutional Class	706,397	1,882,934
Shares redeemed - Retail Class	(1,732,883)	(4,530,705)
Shares redeemed - Institutional Class	(9,454,704)	(5,395,983)
Net decrease in shares outstanding	(8,070,473)	(908,689)

*Net of redemption fees of (Retail Class):	$—	$5
**Net of redemption fees of (Institutional Class):	$44	$61

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	17

Leuthold Select Industries Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$19,467	$(16,784)
Net realized gain (loss) on investments	(50,364)	438,489
Net unrealized appreciation on investments	121,193	67,947
Net increase in net assets from operations	90,296	489,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,375)	—
From net realized gain	(168,405)	—
Total distributions	(186,780)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,836,017	4,004,323
Proceeds from shares issued to holders in reinvestment of dividends	178,156	—
Cost of shares redeemed	(1,643,370)	(6,847,281)
Net increase (decrease) in net assets from capital share transactions	1,370,803	(2,842,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	1,274,319	(2,353,306)
NET ASSETS
Beginning of period	12,624,145	14,977,451
End of period (including accumulated net investment loss of $(9,766), and $(10,858), respectively)	$13,898,464	$12,624,145

CHANGES IN SHARES OUTSTANDING:
Shares sold	130,752	182,612
Shares issued to holders in reinvestment of dividends	8,170	—
Shares redeemed	(77,537)	(337,234)
Net increase (decrease) in shares outstanding	61,385	(154,622)

18	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
	(Unaudited)
OPERATIONS:
Net investment income	$35,867	$100,793
Net realized gain on investments, investment companies, and foreign currency and foreign currency translation	798,363	31,422
Net unrealized depreciation on investments and foreign currency and foreign currency translation	(545,924)	(1,023,179)
Net increase (decrease) in net assets from operations	288,306	(890,964)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(5,673)	(17,120)
From net investment income - Institutional Class	(26,938)	(102,799)
From net realized gain - Retail Class	(178,645)	(104,608)
From net realized gain - Institutional Class	(459,259)	(275,949)
Total distributions	(670,515)	(500,476)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	70,397	3,049,083
Proceeds from shares sold - Institutional Class	961,233	5,607,530
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	87,946	48,923
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	469,874	335,791
Cost of shares redeemed - Retail Class*	(2,237,677)	(8,969,353)
Cost of shares redeemed - Institutional Class**	(3,030,112)	(7,596,952)
Net decrease in net assets from capital share transactions	(3,678,339)	(7,524,978)

TOTAL DECREASE IN NET ASSETS:	(4,060,548)	(8,916,418)
NET ASSETS
Beginning of period	19,288,638	28,205,056
End of period (including accumulated net investment income of $5,519 and $2,263, respectively)	$15,228,090	$19,288,638

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	4,623	181,239
Shares sold - Institutional Class	62,287	325,132
Shares issued to holders in reinvestment of dividends - Retail Class	5,467	2,922
Shares issued to holders in reinvestment of dividends - Institutional Class	29,103	19,862
Shares redeemed - Retail Class	(153,342)	(551,950)
Shares redeemed - Institutional Class	(189,898)	(456,776)
Net decrease in shares outstanding	(241,760)	(479,571)

*Net of redemption fees of (Retail Class):	$—	$547
**Net of redemption fees of (Institutional Class):	$—	$646

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	19

Grizzly Short Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
	(Unaudited)
OPERATIONS:
Net investment loss	$(4,064,965)	$(2,625,559)
Net realized loss on securities sold short and foreign currency and foreign currency translation	(2,136,779)	(2,548,779)
Net unrealized appreciation (depreciation) on short positions and foreign currency and foreign currency translation	(27,494,060)	23,766,071
Net increase (decrease) in net assets from operations	(33,695,804)	18,591,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	270,559,772	249,956,491
Cost of shares redeemed	(174,931,940)	(74,887,247)
Net increase in net assets from capital share transactions	95,627,832	175,069,244

TOTAL INCREASE IN NET ASSETS:	61,932,028	193,660,977
NET ASSETS
Beginning of period	265,843,184	72,182,207
End of period (including accumulated net investment loss of $(6,184,733) and $(2,119,768), respectively)	$327,775,212	$265,843,184

CHANGES IN SHARES OUTSTANDING:
Shares sold	34,166,936	33,837,165
Shares redeemed	(22,503,714)	(10,345,026)
Net increase in shares outstanding	11,663,222	23,492,139

20	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail - LCORX
Financial Highlights (Consolidated)

	Six Months Ended March 31, 2016 (Consolidated)		Year Ended September 30, 2015 (Consolidated)		Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$18.44		$18.85		$18.29	$16.78	$15.50	$15.99
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(2)	(0.01	)(2)	0.01 (2)	0.09 (2)	0.11 (2)	0.09 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.15		0.76		2.02	1.78	1.62	(0.51)
Total from investment operations	0.14		0.75		2.03	1.87	1.73	(0.42)

Less distributions:
From net investment income	—		(0.03)		(0.21)	(0.23)	(0.16)	(0.02)
From net realized gains	(0.69)		(1.13)		(1.26)	(0.13)	(0.29)	(0.05)
Redemption fees(4)	0.00		0.00		0.00	0.00	0.00	0.00
Total distributions	(0.69)		(1.16)		(1.47)	(0.36)	(0.45)	(0.07)
Net asset value, end of period	$17.89		$18.44		$18.85	$18.29	$16.78	$15.50

Total Return	0.80%		4.03%		11.49%	11.29%	11.34%	(2.61%)

Supplemental data and ratios:
Net assets, end of period	$568,353,237		$564,608,599		$569,237,299	$409,043,691	$527,760,001	$660,933,063
Ratio of expenses to average net assets (5)	1.40	%(8)	1.30%		1.28%	1.28%	1.22%	1.24%
Ratio of net investment income (loss) to average net assets (6)	(0.14	%)(8)	(0.05%)		0.04%	0.49%	0.69%	0.54%
Portfolio turnover rate (7)	40.78%		78.96%		80.65%	105.28%	149.17%	83.15%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.17% for the six months ended March 31, 2016, 1.16% for the year ended September 30, 2015, 1.15% for the year ended September 30, 2014, 1.16% for the year ended September 30, 2013, 1.14% for the year ended September 30, 2012, and 1.14% for the year ended September 30, 2011.
(6)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes transactions involving securities sold short as the Adviser does not intend to hold the securities sold short for more than one year.
(8)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	21

Leuthold Core Investment Fund - Institutional - LCRIX
Financial Highlights (Consolidated)

	Six Months Ended March 31, 2016 (Consolidated)		Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$18.43		$18.85	$18.28	$16.77	$15.50	$15.98
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(2)(4)	0.01 (2)	0.03 (2)	0.11 (2)	0.12 (2)	0.11 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.15		0.74	2.03	1.78	1.62	(0.50)
Total from investment operations	0.15		0.75	2.06	1.89	1.74	(0.39)

Less distributions:
From net investment income	—		(0.04)	(0.23)	(0.25)	(0.18)	(0.04)
From net realized gains	(0.69)		(1.13)	(1.26)	(0.13)	(0.29)	(0.05)
Redemption fees	0.00	(4)	0.00 (4)	—	—	0.00 (4)	0.00 (4)
Total distributions	(0.69)		(1.17)	(1.49)	(0.38)	(0.47)	(0.09)
Net asset value, end of period	$17.89		$18.43	$18.85	$18.28	$16.77	$15.50

Total Return	0.85%		4.03%	11.66%	11.42%	11.40%	(2.49%)

Supplemental data and ratios:
Net assets, end of period	$380,672,118		$293,666,347	$276,568,913	$196,501,094	$263,572,111	$347,517,502
Ratio of expenses to average net assets(5)	1.29	%(8)	1.20%	1.18%	1.17%	1.11%	1.13%
Ratio of net investment income (loss) to average net assets(6)	(0.04	%)(8)	0.05%	0.14%	0.60%	0.80%	0.66%
Portfolio turnover rate (7)	40.78%		78.96%	80.65%	105.28%	149.17%	83.15%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.06% for the six months ended March 31, 2016, 1.06% for the year ended September 30, 2015, 1.06% for the year ended September 30, 2014, 1.06% for the year ended September 30, 2013, 1.03% for the year ended September 30, 2012, and 1.03% for the year ended September 30, 2011.
(6)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes transactions involving securities sold short as the Adviser does not intend to hold the securities sold short for more than one year.
(8)	Annualized.

22	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX
Financial Highlights (Consolidated)

	Six Months Ended March 31, 2016 (Consolidated)		Year Ended September 30, 2015 (Consolidated)		Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$10.03		$11.29		$11.65	$10.24	$9.52	$10.18
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(2)	(0.03	)(2)	0.03 (2)	0.07 (2)	0.05 (3)	0.08 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.17		(0.11)		0.83	1.44	0.89	(0.17)
Total from investment operations	0.14		(0.14)		0.86	1.51	0.94	(0.09)

Less distributions:
From net investment income	.—		(0.03)		(0.08)	(0.08)	(0.07)	(0.05)
From net realized gains	(0.37)		(1.09)		(1.14)	(0.02)	(0.15)	(0.52)
Redemption fees	.—		0.00	(4)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Total distributions	(0.37)		(1.12)		(1.22)	(0.10)	(0.22)	(0.57)
Net asset value, end of period	$9.80		$10.03		$11.29	$11.65	$10.24	$9.52

Total Return	1.27%		(1.41%)		7.68%	14.78%	10.14%	(1.33%)

Supplemental data and ratios:
Net assets, end of period	$84,599,883		$95,026,857		$130,838,148	$126,418,514	$120,450,807	$152,292,208
Ratio of expenses to average net assets(5)	1.99	%(8)	1.71%		1.65%	1.63%	1.57%	1.74%
Ratio of net investment income (loss) to average net assets(6)	(0.67	%)(8)	(0.29%)		0.25%	0.61%	0.60%	0.83%
Portfolio turnover rate (7)	43.82%		78.37%		71.63%	101.03%	127.41%	123.51%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.63% for the six months ended March 31, 2016, 1.54% for the year ended September 30, 2015, 1.53% for the year ended September 30, 2014, 1.51% for the year ended September 30, 2013, 1.51% for the year ended September 30, 2012, and 1.55% for the year ended September 30, 2011.
(6)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes transactions involving securities sold short as the Adviser does not intend to hold the securities sold short for more than one year.
(8)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	23

Leuthold Global Fund - Institutional - GLBIX
Financial Highlights (Consolidated)

	Six Months Ended March 31, 2016 (Consolidated)		Year Ended September 30, 2015 (Consolidated)		Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)	Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$10.10		$11.34		$11.69	$10.27	$9.54	$10.20
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(2)	(0.01	)(2)	0.05 (2)	0.09 (2)	0.09 (3)	0.10 (3)
Net realized and unrealized gain (loss) on investments and securities sold short	0.17		(0.11)		0.84	1.45	0.88	(0.17)
Total from investment operations	0.15		(0.12)		0.89	1.54	0.97	(0.07)

Less distributions:
From net investment income	—		(0.03)		(0.10)	(0.10)	(0.09)	(0.07)
From net realized gains	(0.37)		(1.09)		(1.14)	(0.02)	(0.15)	(0.52)
Redemption fees	0.00	(4)	0.00	(4)	—	0.00 (4)	—	0.00 (4)
Total distributions	(0.37)		(1.12)		(1.24)	(0.12)	(0.24)	(0.59)
Net asset value, end of period	$9.88		$10.10		$11.34	$11.69	$10.27	$9.54

Total Return	1.46%		(1.30%)		7.95%	15.08%	10.34%	(1.11%)

Supplemental data and ratios:
Net assets, end of period	$142,265,442		$218,497,272		$231,615,536	$239,275,879	$266,390,852	$292,447,586
Ratio of expenses to average net assets(5)	1.71	%(8)	1.50%		1.44%	1.44%	1.36%	1.57%
Ratio of net investment income (loss) to average net assets(6)	(0.39	%)(8)	(0.09%)		0.45%	0.80%	0.81%	1.01%
Portfolio turnover rate (7)	43.82%		78.37%		71.63%	101.03%	127.41%	123.51%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.35% for the six months ended March 31, 2016, 1.33% for the year ended September 30, 2015, 1.33% for the year ended September 30, 2014, 1.32% for the year ended September 30, 2013, 1.31% for the year ended September 30, 2012, and 1.38% for the year ended September 30, 2011.
(6)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes transactions involving securities sold short as the Adviser does not intend to hold the securities sold short for more than one year.
(8)	Annualized.

24	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX
Financial Highlights

	Six Months Ended March 31, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$21.27		$20.02		$16.82		$13.26	$10.78	$11.80
Income (loss) from investment operations:
Net investment income (loss)	0.03	(2)	(0.03	)(3)	(0.07	)(3)	0.03 (2)	0.03 (2)	(0.05	)(3)
Net realized and unrealized gain (loss) on investments	0.23		1.28		3.27		3.58	2.47	(0.95)
Total from investment operations	0.26		1.25		3.20		3.61	2.50	(1.00)

Less distributions:
From net investment income	(0.03)		—		—		(0.05)	(0.02)	(0.02)
From net realized gains	(0.28)		—		—		—	—	—
Total distributions	(0.31)		—		—		(0.05)	(0.02)	(0.02)
Net asset value, end of period	$21.22		$21.27		$20.02		$16.82	$13.26	$10.78

Total Return	1.17%		6.24%		19.02%		27.26%	23.34%	(8.60%)

Supplemental data and ratios:
Net assets, end of period	$13,898,464		$12,624,145		$14,977,451		$9,805,531	$13,458,427	$16,278,535
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.73	%(4)	1.73%		1.68%		1.80%	1.71%	1.40%
After expense reimbursement or recovery	1.50	%(4)	1.50%		1.58%		1.60%	1.60%	1.40%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	0.06	%(4)	(0.35%)		(0.44%)		0.00%	0.11%	(0.24%)
After expense reimbursement or recovery	0.29	%(4)	(0.12%)		(0.34%)		0.20%	0.22%	(0.24%)
Portfolio turnover rate	37.72%		77.42%		66.79%		136.34%	139.61%	109.26%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	25

Leuthold Global Industries Fund - Retail - LGINX
Financial Highlights

	Six Months Ended March 31, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$15.76		$16.54	$14.89	$11.44	$9.77	$11.01
Income (loss) from investment operations:
Net investment income	0.02	(2)	0.04 (2)	0.08 (2)	0.10 (2)	0.01 (3)	0.06 (3)
Net realized and unrealized gain (loss) on investments	0.32		(0.46)	1.68	3.43	1.68	(1.16)
Total from investment operations	0.34		(0.42)	1.76	3.53	1.69	(1.10)

Less distributions:
From net investment income	(0.02)		(0.05)	(0.11)	(0.08)	(0.02)	(0.06)
From net realized gains	(0.58)		(0.31)	—	—	—	(0.08)
Redemption fees	—		0.00 (4)	0.00 (4)	0.00 (4)	—	0.00 (4)
Total distributions	(0.60)		(0.36)	(0.11)	(0.08)	(0.02)	(0.14)
Net asset value, end of period	$15.50		$15.76	$16.54	$14.89	$11.44	$9.77

Total Return	1.94%		(2.61%)	11.78%	30.98%	17.33%	(10.23%)

Supplemental data and ratios:
Net assets, end of period	$2,713,970		$5,015,722	$11,351,746	$4,797,409	$3,782,099	$5,377,373
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.28	%(5)	2.04%	2.06%	2.70%	2.52%	1.96%
After expense reimbursement or recovery	1.50	%(5)	1.50%	1.72%	1.96%	2.00%	2.04%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.55	%)(5)	(0.29%)	0.18%	0.01%	(0.45%)	0.60%
After expense reimbursement or recovery	0.24	%(5)	0.24%	0.52%	0.75%	0.07%	0.52%
Portfolio turnover rate	43.53%		95.84%	107.17%	142.87%	117.30%	179.57%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

26	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional - LGIIX
Financial Highlights

	Six Months Ended March 31, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$15.82		$16.63	$14.95	$11.48	$9.77	$11.01
Income (loss) from investment operations:
Net investment income	0.04	(2)	0.08 (2)	0.13 (2)	0.13 (2)	0.06 (3)	0.09 (3)
Net realized and unrealized gain (loss) on investments	0.33		(0.48)	1.69	3.45	1.67	(1.15)
Total from investment operations	0.37		(0.40)	1.82	3.58	1.73	(1.06)

Less distributions:
From net investment income	(0.03)		(0.10)	(0.14)	(0.11)	(0.02)	(0.10)
From net realized gains	(0.58)		(0.31)	—	—	—	(0.08)
Redemption fees	—		0.00 (4)	—	0.00 (4)	—	—
Total distributions	(0.61)		(0.41)	(0.14)	(0.11)	(0.02)	(0.18)
Net asset value, end of period	$15.58		$15.82	$16.63	$14.95	$11.48	$9.77

Total Return	2.09%		(2.44%)	12.16%	31.17%	17.84%	(9.92%)

Supplemental data and ratios:
Net assets, end of period	$12,514,120		$14,272,916	$16,853,310	$9,705,739	$4,152,513	$14,904,617
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.03	%(5)	1.79%	1.81%	2.45%	2.27%	1.71%
After expense reimbursement or recovery	1.25	%(5)	1.25%	1.47%	1.71%	1.75%	1.79%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.30	%)(5)	(0.05%)	0.43%	0.26%	(0.20%)	0.85%
After expense reimbursement or recovery	0.49	%(5)	0.49%	0.77%	1.00%	0.32%	0.77%
Portfolio turnover rate	43.53%		95.84%	107.17%	142.87%	117.30%	179.57%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	27

Grizzly Short Fund - GRZZX
Financial Highlights

	Six Months Ended March 31, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$7.99		$7.37		$8.58		$11.06		$16.14		$16.48
Income (loss) from investment operations:
Net investment loss	(0.11	)(2)	(0.20	)(2)	(0.26	)(3)	(0.34	)(2)	(0.40	)(2)	(0.43	)(2)
Net realized and unrealized gain (loss) on investments and securities sold short	(0.59)		0.82		(0.95)		(2.14)		(4.68)		0.09
Total from investment operations	(0.70)		0.62		(1.21)		(2.48)		(5.08)		(0.34)

Less distributions:
From net investment income	—		—		—		—		—		—
Redemption fees	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
Net asset value, end of period	$7.29		$7.99		$7.37		$8.58		$11.06		$16.14

Total Return	(8.76%)		8.41%		(14.20%)		(22.33%)		(31.47%)		(2.06%)

Supplemental data and ratios:
Net assets, end of period	$327,775,212		$265,843,184		$72,182,207		$94,914,802		$136,286,009		$263,488,083
Ratio of expenses to average net assets(4)	2.87	%(7)	2.81%		3.35%		3.43%		3.09%		3.01%
Ratio of net investment loss to average net assets(5)	(2.77	%)(7)	(2.81%)		(3.35%)		(3.42%)		(3.09%)		(3.01%)
Portfolio turnover rate(6)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net Investment loss per share is calculated based on average shares outstanding.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.50% for the six months ended March 31, 2016, 1.55% for the year ended September 30, 2015, 1.57% for the year ended September 30, 2014, 1.54% for the year ended September 30, 2013, 1.52% for the year ended September 30, 2012, and 1.53% for the year ended September 30, 2011.

(5)	The net investment loss ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes transactions involving securities sold short as the Adviser does not intend to hold the securities sold short for more than one year.
(7)	Annualized.

28	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00%

Aerospace & Defense - 2.54%
Boeing Co.	27,294	$3,464,700
Embraer SA - ADR	3,882	102,329
L-3 Communications Holdings, Inc.	23,250	2,755,125
Lockheed Martin Corp.	25,272	5,597,748
Northrop Grumman Corp.	34,033	6,735,131
Raytheon Co.	36,728	4,503,955
Triumph Group, Inc.	28,641	901,619
		24,060,607

Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	588	97,037

Airlines - 3.66%
Air China, Ltd. (b)	220,000	156,127
Alaska Air Group, Inc.	47,511	3,896,852
American Airlines Group, Inc.	131,076	5,375,427
Asia Aviation PCL - NVDR	862,000	141,859
China Southern Airlines Co., Ltd. - ADR	4,140	129,334
Delta Air Lines, Inc.	151,631	7,381,397
Grupo Aeromexico SAB de CV (a)(b)	122,059	295,943
Hawaiian Holdings, Inc. (a)	143,881	6,789,744
JetBlue Airways Corp. (a)	147,587	3,117,038
Southwest Airlines Co.	161,739	7,245,907
Turk Hava Yollari AO (a)(b)	85,000	235,160
		34,764,788

Auto Components - 0.41%
Hota Industrial Manufacturing Co., Ltd. (b)	50,000	217,276
Magna International, Inc. (b)	76,489	3,285,968
Mando Corp. (b)	626	85,688
Minth Group, Ltd. (b)	80,000	186,249
Tupy SA (b)	27,800	127,339
		3,902,520

Automobiles - 0.10%
Great Wall Motor Co., Ltd. (b)	271,500	220,473
Tata Motors, Ltd. - ADR	18,106	525,979
Tofas Turk Otomobil Fabrikasi AS (b)	23,400	189,813
		936,265

Banks - 0.23%
Bank Negara Indonesia Persero Tbk PT (b)	377,000	147,795
Bank of China, Ltd. (b)	1,328,000	551,341
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (b)	1,870,000	136,295
China CITIC Bank Corp., Ltd. (a)(b)	304,000	186,336
China Everbright Bank Co., Ltd. (b)	387,000	188,131
China Merchants Bank Co., Ltd. (b)	70,000	147,316
Chong Hing Bank, Ltd. (b)	77,000	156,914
CTBC Financial Holding Co., Ltd. (b)	271,280	143,254
ICICI Bank, Ltd. - ADR	13,000	93,080
Kasikornbank PCL - NVDR	24,300	119,323
Taiwan Business Bank (a)(b)	607,318	160,990
Turkiye Sinai Kalkinma Bankasi AS (b)	233,333	136,652
		2,167,427

Biotechnology - 1.70%
Amgen, Inc.	38,076	5,708,735
Biogen, Inc. (a)	10,109	2,631,575
Gilead Sciences, Inc.	55,598	5,107,232
United Therapeutics Corp. (a)	23,924	2,665,851
		16,113,393

Building Products - 0.31%
China Lesso Group Holdings, Ltd. (b)	157,446	84,638
Owens Corning	60,697	2,869,754
		2,954,392

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	29

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Capital Markets - 0.02%
Haitong International Securitries Group, Ltd. (b)	250,000	$144,610
Yuanta Financial Holding Co., Ltd. (b)	242,190	86,477
		231,087

Chemicals - 0.14%
AECI, Ltd. (b)	5,503	33,919
China Lumena New Materials Corp. (a)(b)(e)(f)	838,000	6,482
Grupa Azoty SA (a)(b)	5,215	134,471
Gubre Fabrikalari TAS (b)	93,200	200,762
Kukdo Chemical Co., Ltd. (b)	1,780	105,947
PTT Global Chemical PCL - NVDR	60,700	104,371
Scientex BHD (b)	78,000	259,149
SKC Co., Ltd. (b)	4,000	111,238
Soda Sanayii AS (b)	206,520	372,948
		1,329,287

Commercial Services & Supplies - 0.01%
Valid Solucoes e Servicos de Seguranca de Pagamento e Identificacao SA (b)	10,400	85,904

Construction & Engineering - 1.87%
Chicago Bridge & Iron Co. NV (b)	88,283	3,230,275
Comfort Systems USA, Inc.	122,652	3,896,654
Fluor Corp.	102,098	5,482,663
Jacobs Engineering Group, Inc. (a)	117,261	5,106,716
		17,716,308

Consumer Finance - 1.80%
Capital One Financial Corp.	88,620	6,142,252
Discover Financial Services	120,294	6,125,371
Navient Corp.	226,772	2,714,461
PRA Group, Inc. (a)	39,761	1,168,576
Santander Consumer USA Holdings, Inc. (a)	91,652	961,429
		17,112,089

Containers & Packaging - 0.02%
Kian JOO CAN Factory BHD (a)(b)	180,700	145,430

Distributors - 0.03%
Dogus Otomotiv Servis ve Ticaret AS (b)	18,500	82,652
Xinhua Winshare Publishing and Media Co., Ltd. (b)	190,000	164,797
		247,449

Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	24,000	76,626

Diversified Financial Services - 2.93%
Fubon Financial Holding Co., Ltd. (b)	170,000	216,528
Intercontinental Exchange, Inc.	23,250	5,467,005
Markit, Ltd. (a)(b)	98,518	3,482,611
McGraw Hill Financial, Inc.	63,685	6,303,541
Metro Pacific Investments Corp. (b)	1,469,400	187,531
Moody’s Corp.	64,696	6,247,046
Nasdaq, Inc.	88,278	5,859,894
		27,764,156

Diversified Telecommunication Services - 0.06%
China Communications Services Corp., Ltd. (b)	358,000	163,470
China Telecom Corp., Ltd. - ADR	2,782	146,083
Telekomunikasi Indonesia Persero Tbk PT - ADR	5,492	279,268
		588,821

30	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Electric Utilities - 0.06%
EDP - Energias do Brasil SA (b)	43,000	$149,367
Enea SA (b)	44,000	140,308
Enersis Americas SA - ADR	10,900	151,510
Tenaga Nasional Bhd (b)	36,000	128,612
		569,797

Electrical Equipment - 0.01%
Jiangnan Group, Ltd. (b)	426,000	75,269

Electronic Equipment, Instruments & Components - 2.36%
Arrow Electronics, Inc. (a)	82,554	5,317,303
Avnet, Inc.	106,478	4,716,975
Chin-Poon Industrial Co., Ltd. (b)	151,000	272,481
DataTec, Ltd. (b)	22,995	71,643
Flexium Interconnect, Inc. (b)	30,203	77,853
Hon Hai Precision Industry Co., Ltd. (b)	93,000	244,800
Ingram Micro, Inc. - Class A	164,772	5,916,963
Jahwa Electronics Co., Ltd. (b)	7,960	104,475
LG Innotek Co., Ltd. (b)	2,161	149,872
Taiwan Union Technology Corp. (b)	145,000	111,561
Tech Data Corp. (a)	64,696	4,966,712
Technovator International, Ltd. (b)	314,000	168,303
VST Holdings, Ltd. (b)	1,018,000	234,855
Wasion Group Holdings, Ltd. (b)	158,000	83,688
		22,437,484

Food & Staples Retailing - 2.65%
CVS Health Corp.	90,304	9,367,234
Rite Aid Corp. (a)	472,751	3,852,921
Shoprite Holdings, Ltd. (b)	14,000	164,331
SUPERVALU, Inc. (a)	264,117	1,521,314
United Natural Foods, Inc. (a)	35,067	1,413,200
Walgreens Boots Alliance, Inc.	105,131	8,856,235
		25,175,235

Food Products - 0.20%
Astral Foods, Ltd. (b)	26,200	196,677
BRF SA - ADR	7,017	99,782
CJ CheilJedang Corp. (b)	310	94,298
Gruma Sab de CV (b)	9,300	147,484
Indofood Sukses Makmur Tbk PT (b)	251,000	136,748
Industrias Bachoco SAB de CV (b)	24,000	102,670
JBS SA (b)	24,900	75,760
Kernel Holding SA (b)	20,200	288,518
Namchow Chemical Industrial Co., Ltd. (b)	55,000	106,570
Sao Martinho SA (b)	10,600	141,062
Thai Union Group PCL - NVDR	256,800	152,539
Thai Vegetable Oil PCL - NVDR	165,000	109,703
Uni-President Enterprises Corp. (b)	66,560	116,883
WH Group, Ltd. (a)(b)	167,000	120,776
		1,889,470

Gas Utilities - 0.01%
Gasco SA (b)	12,885	100,608

Health Care Equipment & Supplies - 0.04%
Kossan Rubber Industries (b)	144,100	223,454
St. Shine Optical Co., Ltd. (b)	7,000	142,730
		366,184
Health Care Providers & Services - 5.34%
Aetna, Inc.	47,511	5,337,861
Anthem, Inc.	35,380	4,917,466
Banmedica SA (b)	57,000	95,364
Cardinal Health, Inc.	89,631	7,345,260
Centene Corp. (a)	70,122	4,317,431
Cigna Corp.	27,294	3,745,829
Henry Schein, Inc. (a)	18,533	3,199,352
Humana, Inc.	21,228	3,883,663
McKesson Corp.	41,783	6,570,377
Mediclinic International PLC (b)	22,874	293,719

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	31

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Health Care Providers & Services - 5.34% (continued)
Netcare, Ltd. (b)	45,000	$109,960
Owens & Minor, Inc.	38,413	1,552,653
Patterson Cos., Inc.	54,587	2,539,933
PharMerica Corp. (a)	40,435	894,018
Qualicorp SA (b)	44,500	184,403
Sinopharm Group Co., Ltd. (b)	34,000	153,655
UnitedHealth Group, Inc.	42,794	5,516,147
		50,657,091

Hotels, Restaurants & Leisure - 0.03%
China Travel International Investment Hong Kong, Ltd. (b)	270,000	90,593
CVC Brasil Operadora e Agencia de Viagens SA (b)	18,900	88,096
REXLot Holdings, Ltd. (b)(e)(f)	1,406,000	79,749
		258,438

Household Durables - 0.10%
Haier Electronics Group Co., Ltd. (b)	112,000	195,264
Lentex SA (b)	58,688	142,661
MRV Engenharia e Participacoes SA (b)	47,800	157,931
Steinhoff International Holdings NV (b)	66,595	436,357
		932,213

Independent Power & Renewable Electricity Producers - 0.02%
China Power International Development, Ltd. (b)	308,000	159,545

Independent Power Producers & Energy Traders - 0.01%
Huaneng Power International, Inc. - ADR	3,600	128,016

Industrial Conglomerates - 0.03%
KAP Industrial Holdings, Ltd. (b)	319,000	139,151
Turkiye Sise ve Cam Fabrikalari AS (b)	140,303	182,339
Insurance - 7.71%		321,490

Alleghany Corp. (a)	4,043	2,006,137
Allstate Corp.	92,663	6,242,706
Anadolu Anonim Turk Sigorta Sirketi (b)	265,000	161,757
Aon PLC (b)	33,359	3,484,348
Arthur J. Gallagher & Co.	80,196	3,567,118
Aspen Insurance Holdings, Ltd. (b)	50,544	2,410,949
Assured Guaranty, Ltd. (b)	224,750	5,686,175
Axis Capital Holdings, Ltd. (b)	45,826	2,541,510
Brown & Brown, Inc.	99,653	3,567,577
Cathay Financial Holding Co., Ltd. (b)	132,000	157,929
China Taiping Insurance Holdings Co., Ltd. (a)(b)	42,000	92,503
Endurance Specialty Holdings, Ltd. (b)	51,217	3,346,519
Everest Re Group, Ltd. (b)	42,794	8,448,819
First American Financial Corp.	53,239	2,028,938
Hanover Insurance Group, Inc.	24,935	2,249,636
Hanwha Life Insurance Co., Ltd. (b)	16,300	95,535
Korean Reinsurance Co. (b)	9,700	118,399
Marsh & McLennan Companies, Inc.	55,216	3,356,581
New China Life Insurance Co., Ltd. (b)	56,600	200,051
PICC Property & Casualty Co., Ltd. (b)	508,000	935,364
Ping An Insurance Group Co. of China, Ltd. (b)	52,000	249,536
Porto Seguro SA (b)	12,500	94,489
Progressive Corp.	71,435	2,510,226

32	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Insurance - 7.71% (continued)
Reinsurance Group of America, Inc.	56,609	$5,448,616
Santam, Ltd. (b)	8,596	136,686
Travelers Companies., Inc.	61,326	7,157,357
Validus Holdings, Ltd. (b)	74,467	3,514,098
Willis Towers Watson PLC (b)	28,301	3,358,197
		73,167,756

Internet Software & Services - 0.10%
Alibaba Group Holding, Ltd. - ADR (a)	3,718	293,834
Tencent Holdings, Ltd. (b)	31,000	633,775
		927,609

IT Services - 6.18%
Accenture PLC - Class A (b)	50,880	5,871,552
Amdocs, Ltd.	43,804	2,646,638
CACI International, Inc. - Class A (a)	19,544	2,085,345
CGI Group, Inc. - Class A (a)(b)	41,783	1,996,392
Cognizant Technology Solutions Corp. - Class A (a)	43,804	2,746,511
Computer Sciences Corp.	57,957	1,993,141
Convergys Corp.	79,859	2,217,684
CSRA, Inc.	57,957	1,559,043
DST Systems, Inc.	31,337	3,533,873
Fiserv, Inc. (a)	53,239	5,461,257
Global Payments, Inc.	58,631	3,828,604
International Business Machines Corp.	38,076	5,766,610
MasterCard, Inc. - Class A	58,631	5,540,630
Net 1 UEPS Technologies, Inc. (a)(b)	6,317	58,116
NeuStar, Inc. - Class A (a)	62,337	1,533,490
Nice Information & Telecommunication, Inc. (b)	7,000	199,945
Science Applications International Corp.	39,087	2,084,901
Teradata Corp. (a)	42,457	1,114,072
TravelSky Technology, Ltd. (b)	208,000	341,003
Visa, Inc. - Class A	82,554	6,313,730
Western Union Co.	89,631	1,728,982
		58,621,519

Machinery - 0.03%
Hy-Lok Corp. (b)	6,750	161,897
United Tractors Tbk PT (b)	112,100	129,307
		291,204

Media - 2.61%
Interpublic Group of Companies, Inc.	296,522	6,805,180
Megacable Holdings SAB de CV (b)	28,000	116,200
Morningstar, Inc.	23,298	2,056,514
Multiplus SA (b)	9,600	87,466
Omnicom Group, Inc.	105,468	8,778,101
WPP PLC - ADR	59,304	6,904,765
		24,748,226

Metals & Mining - 0.02%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	228,825

Multiline Retail - 2.37%
Big Lots, Inc.	85,924	3,891,498
Burlington Stores, Inc. (a)	19,880	1,118,051
Dollar General Corp.	100,413	8,595,353
Target Corp.	108,500	8,927,380
		22,532,282

Oil, Gas & Consumable Fuels - 0.09%
CNOOC, Ltd. - ADR	1,398	163,650
Grupa Lotos SA (a)(b)	21,000	156,636
Kunlun Energy Co., Ltd. (b)	314,000	273,175
NewOcean Energy Holdings, Ltd. (b)	266,000	95,733
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	191,019
		880,213

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	33

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Paper & Forest Products - 0.04%
Fibria Celulose SA - ADR	25,433	$215,672
Sappi, Ltd. (a)(b)	40,934	181,087
		396,759

Personal Products - 0.06%
AMOREPACIFIC Group (b)	4,750	608,383

Pharmaceuticals - 0.07%
China Traditional Chinese Medicine Co., Ltd. (a)(b)	420,000	206,412
Dr. Reddy’s Laboratories, Ltd. - ADR	5,406	244,297
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	40,000	90,393
Sino Biopharmaceutical, Ltd. (b)	156,000	117,039
		658,141

Professional Services - 0.39%
ManpowerGroup, Inc.	45,826	3,731,153

Real Estate - 0.01%
Cosco Capital, Inc. (b)	565,200	90,886

Real Estate Investment Trusts (REITs) - 0.02%
Prologis Property Mexico SA de CV (b)	96,000	152,470

Real Estate Management & Development - 0.14%
China Jinmao Holdings Group, Ltd. (b)	466,000	129,643
China Vanke Co., Ltd. (b)	94,100	230,915
Filinvest Land, Inc. (b)	2,700,000	103,794
KWG Property Holding, Ltd. (b)	270,500	177,948
New World Development Co., Ltd. (b)	164,000	156,526
Shimao Property Holdings, Ltd. (b)	84,500	125,308
SP Setia Bhd Group (b)	146,000	117,129
Sunway Bhd (b)	205,900	165,712
Vista Land & Lifescapes, Inc. (b)	1,600,000	162,019
		1,368,994

Road & Rail - 0.01%
JSL SA (b)	51,476	123,262

Semiconductors & Semiconductor Equipment - 0.20%
Advanced Semiconductor Engineering, Inc. - ADR	23,100	135,135
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	9,000	156,420
Samsung Electronics Co., Ltd. (b)	853	978,909
SK Hynix, Inc. (b)	5,100	125,550
Taiwan Semiconductor Co., Ltd. (b)	151,000	200,353
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,557	224,194
Wonik IPS Co., Ltd. (a)(b)(e)(f)	9,900	96,091
		1,916,652

Software - 1.34%
Activision Blizzard, Inc.	185,326	6,271,432
Electronic Arts, Inc. (a)	96,707	6,393,300
		12,664,732

Specialty Retail - 2.91%
Advance Auto Parts, Inc.	12,467	1,998,959
Asbury Automotive Group, Inc. (a)	45,489	2,722,062
AutoNation, Inc. (a)	63,685	2,972,816
AutoZone, Inc. (a)	4,717	3,757,987
Berjaya Auto Bhd (b)	171,000	95,109
CarMax, Inc. (a)	76,489	3,908,588
Group 1 Automotive, Inc.	35,380	2,076,452
Lithia Motors, Inc. - Class A	32,011	2,795,521
O’Reilly Automotive, Inc. (a)	14,152	3,872,836
Penske Automotive Group, Inc.	82,554	3,128,797
Super Group, Ltd. (a)(b)	88,000	260,325
		27,589,452

34	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 53.00% (continued)

Technology Hardware, Storage & Peripherals - 0.12%
Catcher Technology Co., Ltd. (b)	25,000	$204,894
Foxconn Technology Co., Ltd. (b)	47,470	106,490
Pegatron Corp. (b)	290,000	675,119
TCL Communication Technology Holdings, Ltd. (b)	165,000	108,611
		1,095,114

Trading Companies & Distributors - 0.61%
AerCap Holdings NV (a)(b)	75,461	2,924,869
United Rentals, Inc. (a)	46,201	2,873,240
		5,798,109

Transportation Infrastructure - 0.06%
Shenzhen International Holdings, Ltd. (b)	124,000	201,278
TAV Havalimanlari Holding AS (b)	19,000	113,392
Tianjin Port Development Holdings, Ltd. (b)	450,000	69,087
Wilson Sons, Ltd. - BDR	24,800	219,676
		603,433

Water Utilities - 1.16%
American States Water Co.	29,197	1,149,194
American Water Works Co., Inc.	49,485	3,411,001
Aqua America, Inc.	106,014	3,373,365
California Water Service Group	54,758	1,463,134
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	245,227	1,618,498
		11,015,192

Wireless Telecommunication Services - 0.04%
China Mobile, Ltd. - ADR	6,930	384,268
TOTAL COMMON STOCKS (Cost $408,341,475)		$502,959,060

PREFERRED STOCKS - 0.04%

Banks - 0.01%
Itau Unibanco Holding SA - ADR	10,775	92,557

Chemicals - 0.02%
Braskem SA - ADR	12,267	158,367

Food & Staples Retailing - 0.01%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	7,141	99,332
TOTAL PREFERRED STOCKS (Cost $509,694)		$350,256

INVESTMENT COMPANIES - 7.40%

Exchange Traded Funds - 7.40%
CurrencyShares Japanese Yen Trust (a)	55,154	$4,744,347
iShares CMBS ETF	20,199	1,050,752
iShares International Treasury Bond ETF (a)	48,500	4,713,715
iShares MBS ETF	139,761	15,301,034
iShares MSCI India Small-Cap ETF	15,020	459,312
PowerShares Build America Bond Portfolio	108,822	3,285,336
SPDR Barclays International Treasury Bond ETF (a)	539,187	30,054,283
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,636,981
Vanguard Mortgage-Backed Securities ETF	79,679	4,260,436
Vanguard Total International Bond ETF	87,300	4,761,342
TOTAL INVESTMENT COMPANIES (Cost $69,352,707)		$70,267,538

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	35

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 3.11%

Banks - 0.98%
JP Morgan Chase & Co. 1.500%, 01/27/2025	$4,600,000	$5,318,990
Wells Fargo & Co. 1.125%, 10/29/2021	3,430,000	3,993,122
		9,312,112
Capital Markets - 0.49%
Goldman Sachs Group, Inc. 6.150%, 04/01/2018	4,326,000	4,679,841

Diversified Telecommunication Services - 0.50%
AT&T, Inc. 3.400%, 05/15/2025	4,700,000	4,711,012

Health Care Providers & Services - 0.27%
Coventry Health Care, Inc. 5.950%, 03/15/2017	2,469,000	2,578,152

Internet Software & Services - 0.37%
Alibaba Group Holding, Ltd. 2.500%, 11/28/2019 (b)	3,480,000	3,511,146

Software - 0.50%
Oracle Corp. 2.950%, 05/15/2025	4,620,000	4,732,631
TOTAL CORPORATE BONDS (Cost $28,517,962)		$29,524,894

MUNICIPAL BONDS - 0.27%
State of California 5.700%, 11/01/2021	$2,180,000	$2,596,162
TOTAL MUNICIPAL BONDS (Cost $2,528,332)		$2,596,162

UNITED STATES TREASURY OBLIGATIONS - 4.40%

United States Treasury Notes - 4.40%
0.625%, 07/15/2016	$4,070,000	$4,073,179
0.625%, 05/31/2017	20,400,000	20,388,046
2.125%, 05/15/2025	16,820,000	17,339,704
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $41,268,202)		$41,800,929

FOREIGN GOVERNMENT BONDS - 2.49%

Bank Nederlands Gemeenten NV 1.850%, 11/07/2016 (b)
JPY	410,000,000	$3,686,794
Development Bank of Japan 1.750%, 03/17/2017 (b)
JPY	410,000,000	3,701,716
Government of France 0.500%, 05/25/2025 (b)
EUR	4,570,000	5,279,101
Kingdom of Spain 2.150%, 10/31/2025 (b)(d)
EUR	3,800,000	4,622,340
Republic of Italy 1.350%, 04/15/2022 (b)
EUR	5,330,000	6,339,110
TOTAL FOREIGN GOVERNMENT BONDS (Cost $23,540,761)		$23,629,061

36	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 26.63%

Money Market Funds - 26.63%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)(g)	252,698,080	$252,698,080
TOTAL SHORT-TERM INVESTMENTS (Cost $252,698,080)		$252,698,080

Total Investments (Cost $826,757,213) - 97.34%		$923,825,980
Other Assets in Excess of Liabilities - 2.66%		25,199,375
TOTAL NET ASSETS - 100.00%		$949,025,355

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2016, the market value of these securities total $4,622,340, which represents 0.49% of total net assets.

(e)	Illiquid security. The fair value of these securities total $182,322 which represents 0.02% of total net assets.
(f)	These securities are currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	37

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 12.54%

Aerospace & Defense - 0.14%
TASER International, Inc.	70,196	$1,377,947

Automobiles - 0.11%
Tesla Motors, Inc.	4,502	1,034,425

Beverages - 0.17%
Boston Beer Co., Inc. - Class A	8,849	1,637,684

Biotechnology - 0.21%
Alnylam Pharmaceuticals, Inc.	31,123	1,953,591

Building Products - 0.07%
Trex Co., Inc.	13,874	664,981

Capital Markets - 0.10%
Financial Engines, Inc.	18,449	579,852
Virtus Investment Partners, Inc.	4,875	380,786
		960,638

Chemicals - 0.47%
Ashland, Inc.	12,749	1,401,880
FMC Corp.	43,947	1,774,141
Monsanto Co.	14,549	1,276,529
		4,452,550

Commercial Services & Supplies - 0.09%
Clean Harbors, Inc.	16,949	836,264

Communications Equipment - 0.50%
CommScope Holding Co., Inc.	70,046	1,955,684
Palo Alto Networks, Inc.	12,383	2,020,163
Viavi Solutions, Inc.	106,269	729,005
		4,704,852

Computers & Peripherals - 0.14%
Diebold, Inc.	45,222	1,307,368

Containers & Packaging - 0.21%
Berry Plastics Group, Inc.	54,747	1,979,104

Diversified Consumer Services - 0.14%
Sotheby’s	51,267	1,370,367

Diversified Telecommunication Services - 0.31%
Cogent Communications Holdings, Inc.	20,924	816,664
Zayo Group Holdings, Inc.	89,245	2,163,299
		2,979,963

Electronic Equipment, Instruments & Components - 0.08%
Cognex Corp.	19,499	759,486

Energy Equipment & Services - 0.51%
Core Laboratories NV (b)	10,799	1,213,915
RPC, Inc.	49,422	700,804
Schlumberger, Ltd. (b)	25,349	1,869,489
Weatherford International PLC (b)	137,092	1,066,576
		4,850,784

Gas Utilities - 0.09%
Energen Corp.	23,924	875,379

Health Care Equipment & Supplies - 0.84%
Baxter International, Inc.	48,147	1,977,879
DexCom, Inc.	32,098	2,179,775
Haemonetics Corp.	19,124	668,957
IDEXX Laboratories, Inc.	18,149	1,421,430
LivaNova PLC (b)	12,449	671,997
Nevro Corp.	18,449	1,037,941
		7,957,979

Health Care Technology - 0.13%
Veeva Systems, Inc. - Class A	50,022	1,252,551

Hotels, Restaurants & Leisure - 0.77%
Chipotle Mexican Grill, Inc.	3,750	1,766,137
Hyatt Hotels Corp. - Class A	47,322	2,341,966
Melco Crown Entertainment, Ltd. - ADR	92,995	1,535,347
Restaurant Brands International, Inc. (b)	43,797	1,700,638
		7,344,088

38	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 12.54% (continued)

Household Products - 0.32%
Colgate-Palmolive Co.	34,198	$2,416,089
HRG Group, Inc.	42,148	587,121
		3,003,210

Internet & Catalog Retail - 0.14%
Liberty TripAdvisor Holdings, Inc. - Class A	31,525	698,594
Shutterfly, Inc.	13,349	618,993
		1,317,587

Internet Software & Services - 0.37%
Cornerstone OnDemand, Inc.	18,674	611,947
GrubHub, Inc.	78,371	1,969,463
LinkedIn Corp. - Class A	8,175	934,811
		3,516,221

Machinery - 0.62%
CLARCOR, Inc.	15,974	923,138
Donaldson Co., Inc.	53,247	1,699,112
Graco, Inc.	15,524	1,303,395
Lincoln Electric Holdings, Inc.	22,199	1,300,195
Proto Labs, Inc.	8,625	664,901
		5,890,741

Media - 0.60%
IMAX Corp. (b)	38,773	1,205,453
Liberty Global PLC - Class A (b)	43,947	1,691,959
MDC Partners, Inc. - Class A	25,049	591,156
News Corp. - Class A	176,540	2,254,416
		5,742,984

Metals & Mining - 0.29%
Nucor Corp.	44,247	2,092,883
Stillwater Mining Co.	61,721	657,329
		2,750,212

Oil, Gas & Consumable Fuels - 1.31%
Anadarko Petroleum Corp.	17,474	813,764
Apache Corp.	42,373	2,068,226
Cameco Corp. (b)	98,994	1,271,083
Carrizo Oil & Gas, Inc.	45,897	1,419,135
Cheniere Energy, Inc.	21,599	730,694
Concho Resources, Inc.	11,474	1,159,333
Imperial Oil, Ltd. (b)	23,924	799,062
InterOil Corp. (b)	23,774	756,726
Pioneer Natural Resources Co.	12,074	1,699,295
QEP Resources, Inc.	120,218	1,696,276
		12,413,594

Paper & Forest Products - 0.15%
Louisiana-Pacific Corp.	81,520	1,395,622

Pharmaceuticals - 0.44%
Bristol-Myers Squibb Co.	35,248	2,251,642
Medicines Co.	44,922	1,427,172
Nektar Therapeutics	35,773	491,879
		4,170,693

Real Estate Investment Trusts (REITs) - 0.13%
FelCor Lodging Trust, Inc.	77,996	633,328
Potlatch Corp.	19,124	602,406
		1,235,734

Road & Rail - 0.08%
Heartland Express, Inc.	39,223	727,587

Semiconductors & Semiconductor Equipment - 0.77%
Cavium, Inc.	24,439	1,494,689
Cypress Semiconductor Corp.	124,118	1,074,862
M/A-COM Technology Solutions Holdings, Inc.	17,324	758,618
Microchip Technology, Inc.	48,072	2,317,071
Qorvo, Inc.	33,598	1,693,675
		7,338,915

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	39

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 12.54% (continued)

Software - 1.48%
CommVault Systems, Inc.	24,749	$1,068,414
FireEye, Inc.	118,043	2,123,594
Infoblox, Inc.	33,973	580,938
NetSuite, Inc.	22,124	1,515,273
Proofpoint, Inc.	38,248	2,056,978
Splunk, Inc.	27,598	1,350,370
SS&C Technologies Holdings, Inc.	31,798	2,016,629
Tableau Software, Inc. - Class A	27,673	1,269,361
Workday, Inc. - Class A	26,998	2,074,526
		14,056,083

Textiles, Apparel & Luxury Goods - 0.46%
Lululemon Athletica, Inc. (b)	34,798	2,356,172
Under Armour, Inc. - Class A	23,319	1,978,151
		4,334,323

Trading Companies & Distributors - 0.06%
NOW, Inc.	33,748	598,015

Wireless Telecommunication Services - 0.24%
SBA Communications Corp. - Class A	22,424	2,246,212
TOTAL COMMON STOCKS (Proceeds $120,202,949)		$119,037,734

INVESTMENT COMPANIES - 0.58%

Exchange Traded Funds - 0.58%
SPDR S&P 500 ETF Trust	26,848	$5,518,875
TOTAL INVESTMENT COMPANIES (Proceeds $5,538,092)		$5,518,875
TOTAL SECURITIES SOLD SHORT (Proceeds $125,741,041) - 13.12%		$124,556,609

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

40	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 56.89%

Airlines - 3.40%
Alaska Air Group, Inc.	9,022	$739,985
American Airlines Group, Inc.	37,073	1,520,364
Copa Holdings SA - Class A (b)	4,471	302,910
Delta Air Lines, Inc.	49,552	2,412,191
International Consolidated Airlines Group SA (b)	94,788	751,664
JetBlue Airways Corp. (a)	55,693	1,176,236
United Continental Holdings, Inc. (a)	13,370	800,328
		7,703,678

Auto Components - 3.06%
Brembo SpA (b)	10,680	552,164
Calsonic Kansei Corp. (b)	136,000	1,010,529
Goodyear Tire & Rubber Co.	36,318	1,197,768
Lear Corp.	12,850	1,428,534
Leoni AG (b)	5,312	182,811
Magna International, Inc. (b)	30,042	1,290,604
Plastic Omnium SA (b)	24,556	843,367
Showa Corp. (b)	50,100	437,051
		6,942,828

Automobiles - 3.55%
Daihatsu Motor Co., Ltd. (b)	12,000	169,001
Ford Motor Co.	60,603	818,140
Geely Automobile Holdings, Ltd. (b)	555,000	275,269
General Motors Co.	30,802	968,107
Great Wall Motor Co., Ltd. (b)	569,000	462,060
Hyundai Motor Co. (b)	3,067	409,311
Kia Motors Corp. (b)	12,180	514,496
Mitsubishi Motor Corp. (b)	84,700	632,279
Nissan Motor Co., Ltd. (b)	62,500	577,828
Renault SA (b)	7,792	774,351
Tata Motors, Ltd. - ADR	29,974	870,745
Thor Industries, Inc.	7,081	451,555
Toyota Motor Corp. - ADR (a)	7,087	753,490
Volkswagen AG (b)	2,641	383,671
		8,060,303

Building Products - 1.15%
Asahi Glass Co., Ltd. (b)	173,000	946,627
Owens Corning	21,743	1,028,009
Universal Forest Products, Inc.	7,309	627,258
		2,601,894

Chemicals - 3.02%
Denki Co., Ltd. (b)	254,000	1,044,279
Hyosung Corp. (b)	6,369	801,593
Lotte Chemical Corp. (b)	5,201	1,555,464
LyondellBasell Industries NV - Class A (b)	21,656	1,853,321
Mitsui Chemicals, Inc. (b)	186,000	619,127
Tosoh Corp. (b)	235,000	986,901
		6,860,685

Electric Utilities - 4.34%
Chubu Electric Power Co., Inc. (b)	53,200	742,424
CLP Holdings Ltd. (b)	83,500	755,792
Edison International	20,481	1,472,379
EDP - Energias do Brasil SA (b)	140,000	486,310
Endesa SA (b)	51,426	985,494
Energa SA (b)	136,897	480,193
Enersis Americas SA - ADR	37,661	523,488
Exelon Corp.	44,450	1,593,977
Fortis, Inc. (b)	26,746	838,367
Korea Electric Power Corp. - ADR	43,225	1,113,044
Tenaga Nasional Bhd (b)	237,300	847,771
		9,839,239

Food & Staples Retailing - 3.42%
Casey’s General Stores, Inc.	5,733	649,663
E-MART Co., Inc. (b)	3,717	570,798
ICA Gruppen AB (b)	25,125	830,422
J. Sainsbury PLC (b)	210,254	833,169
Shoprite Holdings, Ltd. (b)	62,458	733,129
Sonae SGPS SA (b)	500,900	602,910

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	41

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 56.89% (continued)

Food & Staples Retailing - 3.42% (continued)
SUPERVALU, Inc. (a)	104,577	$602,363
United Natural Foods, Inc. (a)	13,450	542,035
Wal-Mart Stores, Inc.	23,598	1,616,227
X5 Retail Group NV - GDR (a)	36,485	772,006
		7,752,722

Health Care Providers & Services - 0.34%
AMN Healthcare Services, Inc. (a)	22,677	762,174

Household Durables - 3.33%
Barratt Developments PLC (b)	123,370	990,412
Bellway PLC (b)	21,322	802,050
Berkeley Group Holdings PLC (b)	23,474	1,082,356
CalAtlantic Group, Inc.	39,349	1,315,044
Lennar Corp. - Class A	19,653	950,419
Meritage Homes Corp. (a)	20,098	732,773
Redrow PLC (b)	66,045	380,873
Sekisui House, Ltd. (b)	52,600	887,445
Sumitomo Forestry Co., Ltd. (b)	35,200	404,074
		7,545,446

Insurance - 8.69%
Allstate Corp.	25,064	1,688,562
Argo Group International Holdings, Ltd. (b)	8,825	506,467
Aspen Insurance Holdings, Ltd. (b)	15,454	737,156
Assured Guaranty, Ltd. (b)	38,439	972,507
Axis Capital Holdings, Ltd. (b)	22,262	1,234,651
Endurance Specialty Holdings, Ltd. (b)	15,744	1,028,713
Everest Re Group, Ltd. (b)	10,129	1,999,768
Intact Financial Corp. (b)	12,485	874,118
MS&AD Insurance Group Holdings, Inc. (b)	44,500	1,240,271
Muenchener Rueckversicherungs AG (b)	9,548	1,937,716
Reinsurance Group of America, Inc.	11,378	1,095,132
SCOR SE (b)	34,525	1,217,214
Swiss Re AG (b)	21,149	1,952,892
Travelers Companies., Inc.	15,522	1,811,573
Validus Holdings, Ltd. (b)	30,165	1,423,486
		19,720,226

IT Services - 3.66%
Amadeus IT Holding SA - Class A (b)	33,412	1,428,831
Convergys Corp.	27,729	770,034
DST Systems, Inc.	8,447	952,568
Fidelity National Information Services, Inc.	20,704	1,310,770
MAXIMUS, Inc.	13,234	696,638
Sabre Corp.	36,368	1,051,763
Syntel, Inc. (a)	14,520	724,984
Western Union Co.	71,412	1,377,538
		8,313,126

Life Sciences Tools & Services - 3.05%
Gerresheimer AG (b)	9,121	713,634
ICON PLC (a)(b)	16,709	1,254,846
Lonza Group AG (b)	6,938	1,172,809
PAREXEL International Corp. (a)	17,519	1,098,967
PerkinElmer, Inc.	13,716	678,393
Quintiles Transnational Holdings, Inc. (a)	15,126	984,703
VWR Corp. (a)	37,908	1,025,790
		6,929,142

Media - 2.86%
Asatsu-DK, Inc. (b)	11,700	300,843
Hakuhodo DY Holdings, Inc. (b)	42,100	476,646
Interpublic Group of Cos, Inc.	47,882	1,098,892
Omnicom Group, Inc.	20,178	1,679,415
Publicis Groupe SA (b)	20,252	1,420,095
WPP PLC (b)	65,420	1,522,680
		6,498,571

42	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 56.89% (continued)

Oil, Gas & Consumable Fuels - 3.34%
Alon USA Energy, Inc.	59,082	$609,726
Delek US Holdings, Inc.	26,931	410,429
Marathon Petroleum Corp.	34,568	1,285,238
Phillips 66	13,685	1,184,984
Tesoro Corp.	14,520	1,248,865
Valero Energy Corp.	29,751	1,908,229
Western Refining, Inc.	31,965	929,862
		7,577,333

Paper & Forest Products - 0.19%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,032
Mercer International, Inc. (b)	40,987	387,327
		435,359

Professional Services - 2.18%
Dun & Bradstreet Corp.	3,828	394,590
Experian PLC (b)	42,193	753,120
FTI Consulting, Inc. (a)	9,567	339,724
Hays PLC (b)	174,010	302,072
Korn/Ferry International	11,972	338,688
ManpowerGroup, Inc.	7,971	648,999
Randstad Holdings NV (b)	11,459	633,818
Robert Half International, Inc.	13,265	617,884
TechnoPro Holdings, Inc. (b)	14,800	438,716
Teleperformance (b)	5,566	488,881
		4,956,492

Real Estate Management & Development - 0.83%
Deutsche EuroShop AG (b)	6,227	291,570
Deutsche Wohnen AG (b)	27,092	840,790
Pruksa Real Estate PCL - NVDR	336,400	257,694
Takara Leben Co., Ltd. (b)	82,200	485,826
		1,875,880

Road & Rail - 3.56%
Avis Budget Group, Inc. (a)	17,006	465,284
Canadian National Railway Co. (b)	14,282	892,494
Central Japan Railway Co. (b)	7,400	1,308,701
ComfortDelGro Corp., Ltd. (b)	340,000	736,908
CSX Corp.	37,493	965,445
Norfolk Southern Corp.	8,763	729,520
Ryder System, Inc.	10,290	666,586
Sankyu, Inc. (b)	80,000	365,022
Seino Holdings Co., Ltd. (b)	49,000	527,150
Swift Transportation Co. (a)	43,733	814,746
Werner Enterprises, Inc.	22,132	601,105
		8,072,961

Wireless Telecommunication Services - 2.92%
China Mobile, Ltd. - ADR	21,891	1,213,856
Freenet AG (b)	31,000	925,880
KDDI Corp. (b)	76,700	2,046,416
Softbank Group Corp. (b)	32,200	1,540,128
Vodafone Group PLC - ADR	28,100	900,605
		6,626,885
TOTAL COMMON STOCKS (Cost $119,614,824)		$129,074,944

PREFERRED STOCKS - 0.75%

Automobiles - 0.24%
Porsche Automobile Holding SE (b)	10,476	$541,451

Electric Utilities - 0.23%
Cia Energetica de Minas Gerais - ADR	234,660	530,331

Food & Staples Retailing - 0.28%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	46,336	644,534
TOTAL PREFERRED STOCKS (Cost $1,812,664)		$1,716,316
See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	43

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value

INVESTMENT COMPANIES - 8.80%

Exchange Traded Funds - 8.80%
CurrencyShares Japanese Yen Trust (a)	14,529	$1,249,785
iShares CMBS ETF	13,500	702,270
iShares MBS ETF	61,743	6,759,624
PowerShares Build America Bond Portfolio	37,450	1,130,615
SPDR Barclays International Treasury Bond ETF (a)	140,688	7,841,949
SPDR Barclays Short-Term International Treasury Bond ETF	36,396	1,139,559
Vanguard Total International Bond ETF	20,900	1,139,886
TOTAL INVESTMENT COMPANIES (Cost $19,614,987)		$19,963,688

	Principal Amount	Fair Value

CORPORATE BONDS - 4.63%

Banks - 1.20%
JP Morgan Chase & Co. 1.500%, 01/27/2025	$920,000	$1,063,798
Wells Fargo & Co. 1.125%, 10/29/2021	1,420,000	1,653,129
		2,716,927

Beverage - 0.44%
Coca-Cola Co. 0.750%, 03/09/2023	870,000	998,449

Diversified Telecommunication Services - 0.72%
AT&T, Inc. 3.400%, 05/15/2025	1,630,000	1,633,819

Internet & Catalog Retail - 0.48%
Expedia, Inc. 7.456%, 08/15/2018	970,000	1,085,215

Internet Software & Services - 0.91%
Alibaba Group Holding, Ltd. 2.500%, 11/28/2019 (b)	2,040,000	2,058,258

Software - 0.88%
Oracle Corp. 2.950%, 05/15/2025	1,940,000	1,987,295
TOTAL CORPORATE BONDS (Cost $10,080,690)		$10,479,963

MUNICIPAL BONDS - 0.45%
State of California 5.700%, 11/01/2021	850,000	$1,012,265
TOTAL MUNICIPAL BONDS (Cost $985,817)		$1,012,265

44	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Principal Amount	Fair Value

UNITED STATES TREASURY OBLIGATIONS - 3.88%

United States Treasury Notes - 3.88%
0.625%, 05/31/2017	$5,130,000	$5,126,994
2.125%, 05/15/2025	3,568,000	3,678,244

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,663,407)		$8,805,238

FOREIGN GOVERNMENT BONDS - 3.52%
Bank Nederlands Gemeenten 1.850%, 11/07/2016 (b)
JPY	170,000,000	$1,528,671
Development Bank of Japan 1.750%, 03/17/2017 (b)
JPY	160,000,000	1,444,572
Government of France 0.500%, 05/25/2025 (b)
EUR	2,060,000	2,379,638
Republic of Italy 1.350%, 04/15/2022 (b)
EUR	2,220,000	2,640,305
TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,041,384)		$7,993,186

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 16.74%

Money Market Funds - 16.74%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)(f)	37,975,254	$37,975,254
TOTAL SHORT-TERM INVESTMENTS (Cost $37,975,254)		$37,975,254

Total Investments (Cost $206,789,027) - 95.66%		$217,020,854
Other Assets in Excess of Liabilities - 4.34% (f)		9,844,471
TOTAL NET ASSETS - 100.00%		$226,865,325

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
EUR	Euro
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)	Illiquid security. The fair value of these securities total $48,032 which represents 0.02% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	45

Leuthold Global Fund
Consolidated Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE March 31, 2016
Brazilian Real	$486,310	0.22%
British Pound	7,418,395	3.42
Canadian Dollar	2,604,980	1.20
Euro	23,499,968	10.83
Hong Kong Dollar	1,541,153	0.71
Japanese Yen	20,160,527	9.29
Malaysian Ringgit	847,771	0.39
Polish Zloty	480,193	0.22
Singapore Dollar	736,908	0.34
South African Rand	733,129	0.34
South Korea Won	3,851,662	1.78
Swedish Krona	830,422	0.38
Swiss Franc	3,125,701	1.44
Thai Baht	257,694	0.12
US Dollar	150,446,041	69.32
Total Investments	$217,020,854	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION March 31, 2016
Bermuda	$7,902,748	3.64%
Brazil	1,661,175	0.76
Britain	4,088,860	1.88
Canada	4,282,910	1.98
Cayman Islands	2,058,258	0.95
Chile	523,488	0.24
China	785,361	0.36
France	7,123,546	3.29
Germany	5,817,523	2.67
Hong Kong	1,969,648	0.91
India	870,745	0.40
Italy	3,192,469	1.47
Japan	19,385,346	8.92
Jersey	2,275,800	1.05
Malaysia	847,771	0.39
Netherlands	2,162,489	0.99
Panama	302,910	0.14
Poland	480,193	0.22
Portugal	602,910	0.28
Republic of Korea	2,126,262	0.98
Singapore	736,908	0.34
South Africa	733,129	0.34
South Korea	2,838,444	1.31
Spain	2,414,325	1.12
Sweden	830,422	0.38
Switzerland	3,125,701	1.44
Thailand	257,694	0.12
United Kingdom	3,209,187	1.48
United States	134,414,632	61.95
Total Investments	$217,020,854	100.00%

46	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 8.16%

Aerospace & Defense - 0.09%
TASER International, Inc.	10,908	$214,124

Automobiles - 0.08%
Tesla Motors, Inc.	803	184,505

Beverages - 0.11%
Boston Beer Co., Inc. - Class A	1,375	254,471

Biotechnology - 0.13%
Alnylam Pharmaceuticals, Inc.	4,836	303,556

Building Products - 0.05%
Trex Co., Inc.	2,156	103,337

Capital Markets - 0.07%
Financial Engines, Inc.	2,867	90,110
Virtus Investment Partners, Inc.	757	59,129
		149,239

Chemicals - 0.31%
Ashland, Inc.	1,981	217,831
FMC Corp.	6,829	275,687
Monsanto Co.	2,261	198,380
		691,898

Commercial Services & Supplies - 0.06%
Clean Harbors, Inc.	2,634	129,961

Communications Equipment - 0.32%
CommScope Holding Co., Inc.	10,884	303,881
Palo Alto Networks, Inc.	1,924	313,882
Viavi Solutions, Inc.	16,513	113,279
		731,042
Computers & Perpherals - 0.09%
Diebold, Inc.	7,027	203,151

Containers & Packaging - 0.14%
Berry Plastics Group, Inc.	8,507	307,528

Diversified Consumer Services - 0.09%
Sotheby’s	7,967	212,958

Diversified Telecommunication Services - 0.20%
Cogent Communications Holdings, Inc.	3,251	126,887
Zayo Group Holdings, Inc.	13,868	336,160
		463,047

Electronic Equipment, Instruments & Components - 0.05%
Cognex Corp.	3,030	118,018

Energy Equipment & Services - 0.33%
Core Laboratories NV (b)	1,678	188,624
RPC, Inc.	7,680	108,902
Schlumberger, Ltd. (b)	3,939	290,501
Weatherford International PLC (b)	21,302	165,730
		753,757
Gas Utilities - 0.06%
Energen Corp.	3,717	136,005

Health Care Equipment & Supplies - 0.55%
Baxter International, Inc.	7,481	307,320
DexCom, Inc.	4,988	338,735
Haemonetics Corp.	2,972	103,961
IDEXX Laboratories, Inc.	2,820	220,862
LivaNova PLC (b)	1,934	104,397
Nevro Corp.	2,867	161,297
		1,236,572

Health Care Technology - 0.09%
Veeva Systems, Inc. - Class A	7,773	194,636

Hotels, Restaurants & Leisure - 0.50%
Chipotle Mexican Grill, Inc.	583	274,576
Hyatt Hotels Corp. - Class A	7,353	363,900
Melco Crown Entertainment, Ltd. - ADR	14,450	238,569
Restaurant Brands International, Inc. (b)	6,806	264,277
		1,141,322

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	47

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 8.16% (continued)

Household Products - 0.21%
Colgate-Palmolive Co.	5,314	$375,434
HRG Group, Inc.	6,549	91,228
		466,662

Internet & Catalog Retail - 0.09%
Liberty TripAdvisor Holdings, Inc. - Class A	4,899	108,562
Shutterfly, Inc.	2,074	96,171
		204,733

Internet Software & Services - 0.24%
Cornerstone OnDemand, Inc.	2,902	95,099
GrubHub, Inc.	12,178	306,033
LinkedIn Corp. - Class A	1,270	145,224
		546,356

Machinery - 0.40%
CLARCOR, Inc.	2,482	143,435
Donaldson Co., Inc.	8,274	264,023
Graco, Inc.	2,412	202,511
Lincoln Electric Holdings, Inc.	3,449	202,008
Proto Labs, Inc.	1,340	103,301
		915,278

Media - 0.39%
IMAX Corp. (b)	6,025	187,317
Liberty Global PLC - Class A (b)	6,829	262,917
MDC Partners, Inc. - Class A	3,892	91,851
News Corp. - Class A	27,432	350,307
		892,392

Metals & Mining - 0.19%
Nucor Corp.	6,875	325,188
Stillwater Mining Co.	9,591	102,144
		427,332

Oil, Gas & Consumable Fuels - 0.85%
Anadarko Petroleum Corp.	2,715	126,438
Apache Corp.	6,584	321,365
Cameco Corp. (b)	15,382	197,505
Carrizo Oil & Gas, Inc.	7,132	220,521
Cheniere Energy, Inc.	3,356	113,534
Concho Resources, Inc.	1,783	180,154
Imperial Oil, Ltd. (b)	3,717	124,148
InterOil Corp. (b)	3,694	117,580
Pioneer Natural Resources Co.	1,876	264,028
QEP Resources, Inc.	18,680	263,575
		1,928,848

Paper & Forest Products - 0.10%
Louisiana-Pacific Corp.	12,667	216,859

Pharmaceuticals - 0.29%
Bristol-Myers Squibb Co.	5,477	349,871
Medicines Co.	6,980	221,755
Nektar Therapeutics	5,559	76,436
		648,062

Real Estate Investment Trusts (REITs) - 0.08%
FelCor Lodging Trust, Inc.	12,119	98,406
Potlatch Corp.	2,972	93,618
		192,024

Road & Rail - 0.05%
Heartland Express, Inc.	6,095	113,062

Semiconductors & Semiconductor Equipment - 0.50%
Cavium, Inc.	3,797	232,224
Cypress Semiconductor Corp.	19,286	167,017
M/A-COM Technology Solutions Holdings, Inc.	2,692	117,883
Microchip Technology, Inc.	7,470	360,054
Qorvo, Inc.	5,221	263,191
		1,140,369

48	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 8.16% (continued)

Software - 0.96%
CommVault Systems, Inc.	3,846	$166,032
FireEye, Inc.	18,342	329,972
Infoblox, Inc.	5,279	90,271
NetSuite, Inc.	3,438	235,469
Proofpoint, Inc.	5,943	319,614
Splunk, Inc.	4,288	209,812
SS&C Technologies Holdings, Inc.	4,941	313,358
Tableau Software, Inc. - Class A	4,300	197,241
Workday, Inc. - Class A	4,195	322,344
		2,184,113

Textiles, Apparel & Luxury Goods - 0.30%
Lululemon Athletica, Inc. (b)	5,407	366,108
Under Armour, Inc. - Class A	3,624	307,424
		673,532

Trading Companies & Distributors - 0.04%
NOW, Inc.	5,244	92,924

Wireless Telecommunication Services - 0.15%
SBA Communications Corp. - Class A	3,484	348,992
TOTAL COMMON STOCKS
(Proceeds $18,775,856)		$18,520,665

INVESTMENT COMPANIES - 9.05%

Exchange Traded Funds - 9.05%
iShares MSCI EAFE ETF	269,071	$15,372,026
iShares MSCI Emerging Markets ETF	125,592	4,301,526
SPDR S&P 500 ETF Trust	4,172	857,596
TOTAL INVESTMENT COMPANIES (Proceeds $22,420,713)		$20,531,148
TOTAL SECURITIES SOLD SHORT (Proceeds $41,196,569) - 17.21%		$39,051,813

Percentages are stated as a percent of net assets.
ADR    American Depositary Receipt
(a)     Non-income producing security.
(b)     Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	49

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 100.04%

Aerospace & Defense - 5.05%
Boeing Co.	798	$101,298
L-3 Communications Holdings, Inc.	673	79,751
Lockheed Martin Corp.	748	165,682
Northrop Grumman Corp.	990	195,921
Raytheon Co.	1,080	132,440
Triumph Group, Inc.	831	26,160
		701,252

Airlines - 7.16%
Alaska Air Group, Inc.	1,417	116,222
American Airlines Group, Inc.	3,795	155,633
Delta Air Lines, Inc.	4,418	215,068
Hawaiian Holdings, Inc. (a)	4,303	203,059
JetBlue Airways Corp. (a)	4,416	93,266
Southwest Airlines Co.	4,725	211,680
		994,928

Auto Components - 0.71%
Magna International, Inc. (b)	2,293	98,507

Biotechnology - 3.32%
Amgen, Inc.	1,077	161,475
Biogen, Inc. (a)	300	78,096
Gilead Sciences, Inc.	1,573	144,496
United Therapeutics Corp. (a)	698	77,778
		461,845

Building Products - 0.57%
Owens Corning	1,683	79,572

Construction & Engineering - 3.80%
Chicago Bridge & Iron Co. NV (b)	2,620	95,866
Comfort Systems USA, Inc.	3,643	115,738
Fluor Corp.	3,049	163,731
Jacobs Engineering Group, Inc. (a)	3,505	152,643
		527,978

Consumer Finance - 3.61%
Capital One Financial Corp.	2,593	179,721
Discover Financial Services	3,525	179,493
Navient Corp.	6,635	79,421
PRA Group, Inc. (a)	1,172	34,445
Santander Consumer USA Holdings, Inc. (a)	2,678	28,092
		501,172

Diversified Financial Services - 5.76%
Intercontinental Exchange, Inc.	678	159,425
Markit, Ltd. (a)(b)	2,873	101,560
McGraw Hill Financial, Inc.	1,864	184,499
Moody’s Corp.	1,894	182,885
Nasdaq, Inc.	2,595	172,256
		800,625

Electronic Equipment, Instruments & Components - 4.50%
Arrow Electronics, Inc. (a)	2,474	159,350
Avnet, Inc.	3,185	141,096
Ingram Micro, Inc. - Class A	4,933	177,144
Tech Data Corp. (a)	1,934	148,473
		626,063

Food & Staples Retailing - 5.21%
CVS Health Corp.	2,630	272,810
Rite Aid Corp. (a)	13,800	112,470
SUPERVALU, Inc. (a)	7,193	41,431
United Natural Foods, Inc. (a)	989	39,857
Walgreens Boots Alliance, Inc.	3,066	258,280
		724,848

Health Care Providers & Services - 10.59%
Aetna, Inc.	1,424	159,986
Anthem, Inc.	1,059	147,190
Cardinal Health, Inc.	2,649	217,086
Centene Corp. (a)	2,066	127,223

50	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 100.04% (continued)

Health Care Providers & Services - 10.59% (continued)
Cigna Corp.	821	$112,674
Henry Schein, Inc. (a)	536	92,530
Humana, Inc.	639	116,905
McKesson Corp.	1,195	187,914
Owens & Minor, Inc.	1,131	45,715
Patterson Cos., Inc.	1,581	73,564
PharMerica Corp. (a)	1,174	25,957
UnitedHealth Group, Inc.	1,277	164,605
		1,471,349

Insurance - 14.85%
Alleghany Corp. (a)	120	59,544
Allstate Corp.	2,703	182,101
Aon PLC (b)	969	101,212
Arthur J. Gallagher & Co.	2,329	103,594
Aspen Insurance Holdings, Ltd. (b)	1,488	70,978
Assured Guaranty, Ltd. (b)	6,554	165,816
Axis Capital Holdings, Ltd. (b)	1,346	74,649
Brown & Brown, Inc	2,906	104,035
Endurance Specialty Holdings, Ltd. (b)	1,508	98,533
Everest Re Group, Ltd. (b)	1,251	246,985
First American Financial Corp.	1,425	54,307
Hanover Insurance Group, Inc.	739	66,673
Marsh & McLennan Companies, Inc.	1,610	97,872
Progressive Corp.	2,019	70,948
Reinsurance Group of America, Inc.	1,645	158,331
Travelers Companies., Inc.	1,778	207,510
Validus Holdings, Ltd. (b)	2,168	102,308
Willis Towers Watson PLC (b)	825	97,894
		2,063,290

IT Services - 12.21%
Accenture PLC - Class A (b)	1,418	163,637
Amdocs, Ltd.	1,288	77,821
CACI International, Inc. - Class A (a)	566	60,392
CGI Group, Inc. - Class A (a)(b)	1,206	57,623
Cognizant Technology Solutions Corp. - Class A (a)	1,280	80,256
Computer Sciences Corp.	1,687	58,016
Convergys Corp.	2,344	65,093
CSRA, Inc.	1,687	45,380
DST Systems, Inc.	923	104,087
Fiserv, Inc. (a)	1,563	160,333
Global Payments, Inc.	1,728	112,838
International Business Machines Corp.	1,131	171,290
MasterCard, Inc. - Class A	1,712	161,784
NeuStar, Inc. - Class A (a)	1,863	45,830
Science Applications International Corp.	1,169	62,355
Teradata Corp. (a)	1,275	33,456
Visa, Inc. - Class A	2,427	185,617
Western Union Co.	2,636	50,848
		1,696,656

Media - 5.23%
Interpublic Group of Cos, Inc.	8,895	204,140
Morningstar, Inc.	679	59,935
Omnicom Group, Inc.	3,121	259,761
WPP PLC - ADR	1,750	203,753
		727,589

Multiline Retail - 4.75%
Big Lots, Inc.	2,494	112,953
Burlington Stores, Inc. (a)	580	32,619
Dollar General Corp.	2,948	252,349
Target Corp.	3,195	262,885
		660,806

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	51

Leuthold Select Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 100.04% (continued)

Professional Services - 0.78%
ManpowerGroup, Inc.	1,336	$108,777

Software - 2.61%
Activision Blizzard, Inc.	5,311	179,724
Electronic Arts, Inc. (a)	2,772	183,257
		362,981

Specialty Retail - 5.84%
Advance Auto Parts, Inc.	378	60,609
Asbury Automotive Group, Inc. (a)	1,356	81,143
AutoNation, Inc. (a)	1,871	87,338
AutoZone, Inc. (a)	45	115,520
CarMax, Inc. (a)	2,244	114,668
Group 1 Automotive, Inc.	1,031	60,509
Lithia Motors, Inc. - Class A	958	83,662
O’Reilly Automotive, Inc. (a)	425	116,306
Penske Automotive Group, Inc.	2,411	91,377
		811,132

Trading Companies & Distributors - 1.16%
AerCap Holdings NV (a)(b)	2,092	81,086
United Rentals, Inc. (a)	1,281	79,665
		160,751

Water Utilities - 2.33%
American States Water Co.	851	33,495
American Water Works Co., Inc.	1,462	100,776
Aqua America, Inc.	3,133	99,692
California Water Service Group	1,597	42,672
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	7,150	47,190
		323,825

TOTAL COMMON STOCKS (Cost $11,265,206)		$13,903,946

SHORT-TERM INVESTMENTS - 0.37%
Money Market Funds - 0.37%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)	51,480	$51,480
TOTAL SHORT-TERM INVESTMENTS (Cost $51,480)		$51,480

Total Investments (Cost $11,316,686) - 100.41%		$13,955,426
Liabilities in Excess of Other Assets - (0.41)%		(56,962)
TOTAL NET ASSETS - 100.00%		$13,898,464

Percentages are stated as a percent of net assets.
ADR    American Depositary Receipt
(a)     Non-income producing security.
(b)     Foreign issued security.
(c)     The rate quoted is the annualized seven-day yield as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

52	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.18%

Airlines - 5.81%
Alaska Air Group, Inc.	1,042	$85,465
American Airlines Group, Inc.	4,239	173,841
Copa Holdings SA - Class A (b)	510	34,552
Delta Air Lines, Inc.	5,657	275,383
International Consolidated Airlines Group SA (b)	11,051	87,634
JetBlue Airways Corp. (a)	6,430	135,802
United Continental Holdings, Inc. (a)	1,540	92,184
		884,861

Auto Components - 5.26%
Brembo SpA (b)	1,246	64,419
Calsonic Kansei Corp. (b)	16,000	118,886
Goodyear Tire & Rubber Co.	4,209	138,813
Lear Corp.	1,466	162,975
Leoni AG (b)	620	21,337
Magna International, Inc. (b)	3,427	147,224
Plastic Omnium SA (b)	2,833	97,298
Showa Corp. (b)	5,800	50,597
		801,549

Automobiles - 6.19%
Daihatsu Motor Co., Ltd. (b)	2,000	28,167
Ford Motor Co.	6,913	93,325
Geely Automobile Holdings, Ltd. (b)	65,000	32,239
General Motors Co.	3,556	111,765
Great Wall Motor Co., Ltd. (b)	66,000	53,596
Hyundai Motor Co. (b)	362	48,311
Kia Motors Corp. (b)	1,442	60,911
Mitsubishi Motor Corp. (b)	9,900	73,903
Nissan Motor Co., Ltd. (b)	7,200	66,566
Renault SA (b)	910	90,434
Tata Motors, Ltd. - ADR (a)	3,461	100,542
Thor Industries, Inc.	808	51,526
Toyota Motor Corp. - ADR (a)	820	87,182
Volkswagen AG (b)	305	44,309
		942,776

Building Products - 1.98%
Asahi Glass Co., Ltd. (b)	20,000	109,436
Owens Corning	2,514	118,862
Universal Forest Products, Inc.	845	72,518
		300,816

Chemicals - 5.32%
Denki Co., Ltd.(b)	30,000	123,340
Hyosung Corp. (b)	763	96,030
Lotte Chemical Corp. (b)	623	186,321
LyondellBasell Industries NV - Class A (b)	2,500	213,950
Mitsui Chemicals, Inc. (b)	22,000	73,230
Tosoh Corp. (b)	28,000	117,588
		810,459

Electric Utilities - 7.39%
Chubu Electric Power Co., Inc. (b)	6,200	86,523
CLP Holdings Ltd. (b)	9,500	85,988
Edison International	2,339	168,151
EDP - Energias do Brasil SA (b)	15,700	54,536
Endesa SA (b)	5,943	113,888
Energa SA (b)	15,789	55,383
Enersis Americas SA - ADR	4,221	58,672
Exelon Corp.	5,078	182,097
Fortis, Inc. (b)	3,090	96,858
Korea Electric Power Corp. - ADR	4,969	127,952
Tenaga Nasional Bhd (b)	26,700	95,388
		1,125,436

Food & Staples Retailing - 5.85%
Casey’s General Stores, Inc.	654	74,111
E-MART, Inc. (b)	441	67,722
ICA Gruppen AB (b)	2,897	95,750
J. Sainsbury PLC (b)	24,217	95,964
Shoprite Holdings, Ltd. (b)	7,198	84,490
Sonae SGPS SA (b)	57,710	69,463

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	53

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.18% (continued)

Food & Staples Retailing - 5.85% (continued)
SUPERVALU, Inc. (a)	11,920	$68,659
United Natural Foods, Inc. (a)	1,533	61,780
Wal-Mart Stores, Inc.	2,689	184,170
X5 Retail Group NV - GDR (a)	4,212	89,124
		891,233

Health Care Providers & Services - 0.58%
AMN Healthcare Services, Inc. (a)	2,624	88,193

Household Durables - 5.80%
Barratt Developments PLC (b)	14,495	116,366
Bellway PLC (b)	2,505	94,228
Berkeley Group Holdings PLC (b)	2,757	127,122
CalAtlantic Group, Inc.	4,570	152,729
Lennar Corp. - Class A	2,281	110,309
Meritage Homes Corp. (a)	2,335	85,134
Redrow PLC (b)	7,756	44,728
Sekisui House, Ltd. (b)	6,200	104,604
Sumitomo Forestry Co., Ltd. (b)	4,100	47,065
		882,285

Insurance - 15.01%
Allstate Corp.	2,894	194,969
Argo Group International Holdings, Ltd. (b)	1,025	58,825
Aspen Insurance Holdings, Ltd. (b)	1,857	88,579
Assured Guaranty, Ltd. (b)	4,494	113,698
Axis Capital Holdings, Ltd. (b)	2,599	144,140
Endurance Specialty Holdings, Ltd. (b)	1,814	118,527
Everest Re Group, Ltd. (b)	1,159	228,821
Intact Financial Corp. (b)	1,455	101,870
MS&AD Insurance Group Holdings, Inc. (b)	5,200	144,931
Muenchener Rueckversicherungs AG (b)	1,105	224,254
Reinsurance Group of America, Inc.	1,312	126,280
SCOR SE (b)	3,984	140,460
Swiss Re AG (b)	2,448	226,047
Travelers Companies., Inc.	1,793	209,261
Validus Holdings, Ltd. (b)	3,487	164,551
		2,285,213

IT Services - 6.32%
Amadeus IT Holding SA - Class A (b)	3,908	167,122
Convergys Corp.	3,206	89,031
DST Systems, Inc.	976	110,063
Fidelity National Information Services, Inc.	2,393	151,501
MAXIMUS, Inc.	1,530	80,539
Sabre Corp.	4,205	121,609
Syntel, Inc. (a)	1,679	83,832
Western Union Co.	8,256	159,258
		962,955

Life Sciences Tools & Services - 5.25%
Gerresheimer AG (b)	1,061	83,014
ICON PLC (a)(b)	1,923	144,417
Lonza Group AG (b)	807	136,416
PAREXEL International Corp. (a)	2,016	126,464
PerkinElmer, Inc.	1,579	78,097
Quintiles Transnational Holdings, Inc. (a)	1,741	113,339
VWR Corp. (a)	4,362	118,036
		799,783

Media - 4.96%
Asatsu-DK, Inc. (b)	1,400	35,998
Hakuhodo DY Holdings, Inc. (b)	4,900	55,477
Interpublic Group of Cos, Inc.	5,523	126,753
Omnicom Group, Inc.	2,327	193,676
Publicis Groupe SA (b)	2,363	165,696
WPP PLC (b)	7,633	177,662
		755,262

54	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.18% (continued)

Oil, Gas & Consumable Fuels - 5.73%
Alon USA Energy, Inc.	6,821	$70,393
Delek US Holdings, Inc.	3,109	47,381
Marathon Petroleum Corp.	3,991	148,385
Phillips 66	1,552	134,388
Tesoro Corp.	1,674	143,981
Valero Energy Corp.	3,436	220,385
Western Refining, Inc.	3,691	107,371
		872,284

Paper & Forest Products - 0.31%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,243
Mercer International, Inc. (b)	4,758	44,963
		47,206

Professional Services - 3.77%
Dun & Bradstreet Corp.	441	45,458
Experian PLC (b)	4,923	87,873
FTI Consulting, Inc. (a)	1,104	39,203
Hays PLC (b)	20,303	35,245
Korn/Ferry International	1,380	39,040
ManpowerGroup, Inc.	919	74,825
Randstad Holdings NV (b)	1,337	73,952
Robert Half International, Inc.	1,530	71,267
TechnoPro Holdings, Inc. (b)	1,700	50,393
Teleperformance (b)	650	57,092
		574,348

Real Estate Management & Development - 1.44%
Deutsche EuroShop AG (b)	724	33,900
Deutsche Wohnen AG (b)	3,185	98,845
Pruksa Real Estate PCL - NVDR	39,200	30,029
Takara Leben Co., Ltd. (b)	9,600	56,739
		219,513

Road & Rail - 6.16%
Avis Budget Group, Inc. (a)	1,966	53,790
Canadian National Railway Co. (b)	1,538	96,111
Central Japan Railway Co. (b)	900	159,166
ComfortDelGro Corp., Ltd. (b)	40,000	86,695
CSX Corp.	4,334	111,601
Norfolk Southern Corp.	1,008	83,916
Ryder System, Inc.	1,189	77,024
Sankyu, Inc. (b)	9,000	41,065
Seino Holdings Co., Ltd. (b)	6,000	64,549
Swift Transportation Co. (a)	5,056	94,193
Werner Enterprises, Inc.	2,546	69,149
		937,259

Wireless Telecommunication Services - 5.05%
China Mobile, Ltd. - ADR	2,523	139,901
Freenet AG (b)	3,621	108,149
KDDI Corp. (b)	8,900	237,459
Softbank Group Corp. (b)	3,800	181,754
Vodafone Group PLC - ADR	3,164	101,406
		768,669
TOTAL COMMON STOCKS (Cost $13,900,410)		$14,950,100

PREFERRED STOCKS - 1.29%

Automobiles - 0.41%
Porsche Automobile Holding SE (b)	1,209	$62,487

Electric Utilities - 0.40%
Cia Energetica de Minas Gerais - ADR	26,995	61,009

Food & Staples Retailing - 0.48%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	5,282	73,472
TOTAL PREFERRED STOCKS (Cost $211,366)		$196,968

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	55

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.33%

Money Market Funds - 0.33%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)	50,611	$50,611
TOTAL SHORT-TERM INVESTMENTS (Cost $50,611)		$50,611

Total Investments
(Cost $14,162,387) - 99.80%		$15,197,679
Other Assets in Excess of Liabilities - 0.20%		30,411
TOTAL NET ASSETS - 100.00%		$15,228,090

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)	Illiquid security. The fair value of these securities total $2,243 which represents 0.01% of total net assets.
(e)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

56	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE March 31, 2016

Brazilian Real	$54,536	0.36%
British Pound	866,820	5.70
Canadian Dollar	294,838	1.94
Euro	1,716,118	11.29
Hong Kong Dollar	174,066	1.15
Japanese Yen	2,027,436	13.34
Malaysian Ringgit	95,388	0.63
Polish Zloty	55,383	0.36
Singapore Dollar	86,695	0.57
South African Rand	84,490	0.55
South Korea Won	459,295	3.02
Swedish Krona	95,750	0.63
Swiss Franc	362,463	2.39
Thai Baht	30,029	0.20
US Dollar	8,794,372	57.87
Total Investments	$15,197,679	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION March 31, 2016

Bermuda	$917,141	6.04%
Brazil	189,017	1.25
Britain	478,408	3.15
Canada	487,026	3.21
Chile	58,672	0.39
China	88,078	0.57
France	550,980	3.61
Germany	676,295	4.45
Hong Kong	225,889	1.48
India	100,542	0.66
Italy	64,419	0.43
Japan	2,114,618	13.92
Jersey	265,535	1.75
Malaysia	95,388	0.63
Netherlands	73,952	0.49
Panama	34,552	0.23
Poland	55,383	0.36
Portugal	69,463	0.46
Republic of Korea	254,043	1.67
Singapore	86,695	0.57
South Africa	84,490	0.55
South Korea	333,204	2.19
Spain	281,010	1.85
Sweden	95,750	0.63
Switzerland	362,463	2.39
Thailand	30,029	0.20
United Kingdom	368,702	2.43
United States	6,755,935	44.44
Total Investments	$15,197,679	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	57

Grizzly Short Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 80.64%

Money Market Funds - 80.64%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (a)(b)	264,321,513	$264,321,513
TOTAL SHORT-TERM INVESTMENTS (Cost $264,321,513)		$264,321,513

Total Investments (Cost $264,321,513) - 80.64%		$264,321,513
Other Assets in Excess of Liabilities - 19.36% (b)		63,453,699
TOTAL NET ASSETS - 100.00%		$327,775,212
Percentages are stated as a percent of net assets.
(a)     The rate quoted is the annualized seven-day yield as of March 31, 2016.
(b)     All or a portion of the assets have been committed as collateral for open securities sold short.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

58	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.35%

Aerospace & Defense - 1.08%
TASER International, Inc.	181,082	$3,554,640

Automobiles - 1.37%
Tesla Motors, Inc.	19,585	4,500,045

Beverages - 1.29%
Boston Beer Co., Inc. - Class A	22,829	4,224,963

Biotechnology - 1.54%
Alnylam Pharmaceuticals, Inc.	80,275	5,038,862

Building Products - 0.52%
Trex Co., Inc.	35,791	1,715,463

Capital Markets - 0.76%
Financial Engines, Inc.	47,592	1,495,817
Virtus Investment Partners, Inc.	12,575	982,233
		2,478,050

Chemicals - 3.50%
Ashland, Inc.	32,889	3,616,474
FMC Corp.	113,370	4,576,747
Monsanto Co.	37,532	3,293,058
		11,486,279

Commercial Services & Supplies - 0.66%
Clean Harbors, Inc.	43,723	2,157,293

Communications Equipment - 3.73%
CommScope Holding Co., Inc.	180,749	5,046,512
Palo Alto Networks, Inc.	32,478	5,298,461
Viavi Solutions, Inc.	274,138	1,880,587
		12,225,560

Computers & Peripherals - 1.03%
Diebold, Inc.	116,739	3,374,924

Containers & Packaging - 1.56%
Berry Plastics Group, Inc.	141,228	5,105,392

Diversified Consumer Services - 1.10%
Sotheby’s	134,468	3,594,330

Diversified Telecommunication Services - 2.34%
Cogent Communications Holdings, Inc.	53,976	2,106,684
Zayo Group Holdings, Inc.	230,222	5,580,581
		7,687,265

Electronic Equipment, Instruments & Components - 0.60%
Cognex Corp.	50,301	1,959,224

Energy Equipment & Services - 3.82%
Core Laboratories NV (b)	27,859	3,131,630
RPC, Inc.	127,493	1,807,851
Schlumberger, Ltd. (b)	65,391	4,822,586
Weatherford International PLC (b)	353,652	2,751,413
		12,513,480

Gas Utilities - 0.69%
Energen Corp.	61,715	2,258,152

Health Care Equipment & Supplies - 6.26%
Baxter International, Inc.	124,204	5,102,300
DexCom, Inc.	82,802	5,623,084
Haemonetics Corp.	49,333	1,725,668
IDEXX Laboratories, Inc.	46,818	3,666,786
LivaNova PLC (b)	32,115	1,733,568
Nevro Corp.	47,592	2,677,526
		20,528,932

Health Care Technology - 0.99%
Veeva Systems, Inc. - Class A	129,040	3,231,162

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	59

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.35% (continued)

Hotels, Restaurants & Leisure - 5.78%
Chipotle Mexican Grill, Inc.	9,673	$4,555,693
Hyatt Hotels Corp. - Class A	122,076	6,041,541
Melco Crown Entertainment, Ltd. - ADR	239,895	3,960,666
Restaurant Brands International, Inc. (b)	112,983	4,387,130
		18,945,030

Household Products - 2.36%
Colgate-Palmolive Co.	88,219	6,232,672
HRG Group, Inc.	108,727	1,514,567
		7,747,239

Internet & Catalog Retail - 1.05%
Liberty TripAdvisor Holdings, Inc. - Class A	82,686	1,832,322
Shutterfly, Inc.	34,437	1,596,843
		3,429,165

Internet Software & Services - 2.77%
Cornerstone OnDemand, Inc.	48,172	1,578,596
GrubHub, Inc.	202,170	5,080,532
LinkedIn Corp. - Class A	21,088	2,411,413
		9,070,541

Machinery - 4.64%
CLARCOR, Inc.	41,208	2,381,410
Donaldson Co., Inc.	137,359	4,383,126
Graco, Inc.	40,047	3,362,346
Lincoln Electric Holdings, Inc.	57,265	3,354,011
Proto Labs, Inc.	22,248	1,715,098
		15,195,991

Media - 4.52%
IMAX Corp. (b)	100,021	3,109,653
Liberty Global PLC - Class A (b)	113,370	4,364,745
MDC Partners, Inc. - Class A	64,617	1,524,961
News Corp. - Class A	455,414	5,815,637
		14,814,996

Metals & Mining - 2.16%
Nucor Corp.	114,144	5,399,011
Stillwater Mining Co.	159,221	1,695,704
		7,094,715

Oil, Gas & Consumable Fuels - 9.77%
Anadarko Petroleum Corp.	45,077	2,099,236
Apache Corp.	109,307	5,335,275
Cameco Corp. (b)	255,372	3,278,976
Carrizo Oil & Gas, Inc.	118,400	3,660,928
Cheniere Energy, Inc.	55,718	1,884,940
Concho Resources, Inc.	29,600	2,990,784
Imperial Oil Ltd. (b)	61,715	2,061,281
InterOil Corp. (b)	61,328	1,952,070
Pioneer Natural Resources Co.	31,148	4,383,770
QEP Resources, Inc.	310,122	4,375,821
		32,023,081

Paper & Forest Products - 1.10%
Louisiana-Pacific Corp.	210,295	3,600,250

Pharmaceuticals - 3.28%
Bristol-Myers Squibb Co.	90,928	5,808,481
Medicines Co.	115,885	3,681,666
Nektar Therapeutics	92,282	1,268,878
		10,759,025
Real Estate Investment Trusts (REITs) - 0.97%
FelCor Lodging Trust, Inc.	201,202	1,633,760
Potlatch Corp.	49,333	1,553,990
		3,187,750

60	The Leuthold Funds - 2016 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund
Schedule of Securities Sold Short - (a) (continued)
March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.35% (continued)

Road & Rail - 0.57%
Heartland Express, Inc.	101,182	$1,876,926

Semiconductors & Semiconductor Equipment - 5.80%
Cavium, Inc.	64,100	3,920,356
Cypress Semiconductor Corp.	320,182	2,772,776
M/A-COM Technology Solutions Holdings, Inc.	44,690	1,956,975
Microchip Technology, Inc.	124,010	5,977,282
Qorvo, Inc.	86,672	4,369,136
		18,996,525

Software - 11.06%
CommVault Systems, Inc.	63,843	2,756,102
FireEye, Inc.	304,512	5,478,171
Infoblox, Inc.	87,639	1,498,627
NetSuite, Inc.	57,072	3,908,861
Proofpoint, Inc.	98,666	5,306,258
Splunk, Inc.	71,195	3,483,571
SS&C Technologies Holdings, Inc.	82,029	5,202,279
Tableau Software, Inc. - Class A	71,388	3,274,568
Workday, Inc. - Class A	69,647	5,351,675
		36,260,112

Textiles, Apparel & Luxury Goods - 3.44%
Lululemon Athletica, Inc. (b)	89,767	6,078,124
Under Armour, Inc. - Class A	61,162	5,188,372
		11,266,496

Trading Companies & Distributors - 0.47%
NOW, Inc.	87,059	1,542,685

Wireless Telecommunication Services - 1.77%
SBA Communications Corp. - Class A	57,846	5,794,434
TOTAL COMMON STOCKS (Proceeds $309,132,999)		$309,238,977

INVESTMENT COMPANIES - 4.34%

Exchange Traded Funds - 4.34%
SPDR S&P 500 ETF Trust	69,260	$14,237,086
TOTAL INVESTMENT COMPANIES (Proceeds $14,372,489)		$14,237,086

TOTAL SECURITIES SOLD SHORT (Proceeds $323,505,488) - 98.69%		$323,476,063
Percentages are stated as a percent of net assets.
ADR     American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2016 Semi-Annual Report	61

62	The Leuthold Funds - 2016 Semi-Annual Report

The Leuthold Funds
Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. Leuthold Weeden Capital Management is the investment adviser (the “Adviser”). The Company consists of five series (each a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006

Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008

Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a

Leuthold Global Industries Fund	Seeks capital appreciation and dividend income	5/17/2010	5/17/2010

Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used.

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The Leuthold Funds

Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined.

The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (the “NYSE”). The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Funds’ Board. Some of the factors which may be considered by the Board and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mean between the closing bid and asked prices as obtained from a reputable pricing source. As of March 31, 2016, none of the Funds held physical metals.

b) Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2016:

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Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,060,607	$—	$—	$24,060,607
Air Freight & Logistics	—	97,037	—	97,037
Airlines	34,231,642	533,146	—	34,764,788
Auto Components	3,599,556	302,964	—	3,902,520
Automobiles	525,979	410,286	—	936,265
Banks	93,080	2,074,347	—	2,167,427
Biotechnology	16,113,393	–	—	16,113,393
Building Products	2,869,754	84,638	—	2,954,392
Capital Markets	—	231,087	—	231,087
Chemicals	33,919	1,288,886	6,482	1,329,287
Commercial Services & Supplies	85,904	—	—	85,904
Construction & Engineering	17,716,308	—	—	17,716,308
Consumer Finance	17,112,089	—	—	17,112,089
Containers & Packaging	—	145,430	—	145,430
Distributors	—	247,449	—	247,449
Diversified Consumer Services	76,626	–	—	76,626
Diversified Financial Services	27,360,097	404,059	—	27,764,156
Diversified Telecommunication Services	425,351	163,470	—	588,821
Electric Utilities	300,877	268,920	—	569,797
Electrical Equipment	—	75,269	—	75,269
Electronic Equipment, Instruments & Components	20,917,953	1,519,531	—	22,437,484
Food & Staples Retailing	25,010,904	164,331	—	25,175,235
Food Products	566,758	1,322,712	—	1,889,470
Gas Utilities	—	100,608	—	100,608
Health Care Equipment & Supplies	223,454	142,730	—	366,184
Health Care Providers & Services	50,004,393	652,698	—	50,657,091
Hotels, Restaurants & Leisure	88,096	90,593	79,749	258,438
Household Durables	157,931	774,282	—	932,213
Independent Power & Renewable Electricity Producers	—	159,545	—	159,545
Independent Power Producers & Energy Traders	128,016	—	—	128,016
Industrial Conglomerates	—	321,490	—	321,490
Insurance	71,318,439	1,849,317	—	73,167,756
Internet Software & Services	293,834	633,775	—	927,609
IT Services	58,080,571	540,948	—	58,621,519
Machinery	—	291,204	—	291,204
Media	24,748,226	—	—	24,748,226
Metals & Mining	—	228,825	—	228,825
Multiline Retail	22,532,282	—	—	22,532,282
Oil, Gas & Consumable Fuels	163,650	716,563	—	880,213
Paper & Forest Products	215,672	181,087	—	396,759
Personal Products	—	608,383	—	608,383
Pharmaceuticals	244,297	413,844	—	658,141
Professional Services	3,731,153	—	—	3,731,153
Real Estate	—	90,886	—	90,886
Real Estate Investment Trusts	152,470	—	—	152,470
Real Estate Management & Development	282,841	1,086,153	—	1,368,994
Road & Rail	123,262	—	—	123,262
Semiconductors & Semiconductor Equipment	515,749	1,304,812	96,091	1,916,652
Software	12,664,732	—	—	12,664,732
Specialty Retail	27,329,127	260,325	—	27,589,452

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The Leuthold Funds

Leuthold Core Investment Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$—	$1,095,114	$—	$1,095,114
Trading Companies & Distributors	5,798,109	—	—	5,798,109
Transportation Infrastructure	219,676	383,757	—	603,433
Water Utilities	11,015,192	—	—	11,015,192
Wireless Telecommunication Services	384,268	—	—	384,268
Total Common Stocks	481,516,237	21,260,501	182,322	502,959,060
Preferred Stocks	350,256	—	—	350,256
Exchange Traded Funds	70,267,538	—	—	70,267,538
Corporate Bonds	—	29,524,894	—	29,524,894
Municipal Bonds	—	2,596,162	—	2,596,162
United States Treasury Obligations	—	41,800,929	—	41,800,929
Foreign Government Bonds	—	23,629,061	—	23,629,061
Money Market Funds	252,698,080	—	—	252,698,080
Total Investments in Securities	$804,832,111	$118,811,547	$182,322	$923,825,980

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$119,037,734	$—	$—	$119,037,734
Exchange Traded Funds	5,518,875	—	—	5,518,875
Total Securities Sold Short	$124,556,609	$—	$—	$124,556,609

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended March 31, 2016:

	Level 1*	Level 2*	Level 3
Transfers into:	$854,301	$71,643	$96,091
Transfers out of:	(71,643)	(950,392)	—
Net transfers into and/or out of:	$782,658	$(878,749)	$96,091

*
The transfers were due to the adjustment of fair value of certain investments due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

 The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$86,312
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(81)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	96,091
Balance as of March 31, 2016	$182,322

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2016:	$(81)

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The Leuthold Funds

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2016 are as follows:

	Fair Value	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$ 6,442	Comparable discount	Discount	0.06 HKD
Common Stock	79,749	Last traded price due to halt in trading	Price	0.44 HKD
Common Stock	96,091	Last traded price due to halt in trading	Price	11,100.00 KRW

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$6,952,014	$751,664	$—	$7,703,678
Auto Components	3,916,906	3,025,922	—	6,942,828
Automobiles	3,862,037	4,198,266	—	8,060,303
Building Products	1,655,267	946,627	—	2,601,894
Chemicals	1,853,321	5,007,364	—	6,860,685
Electric Utilities	6,027,565	3,811,674	—	9,839,239
Food & Staples Retailing	3,410,288	4,342,434	—	7,752,722
Health Care Providers & Services	762,174	—	—	762,174
Household Durables	2,998,236	4,547,210	—	7,545,446
Insurance	13,372,133	6,348,093	—	19,720,226
IT Services	6,884,295	1,428,831	—	8,313,126
Life Sciences Tools & Services	5,042,699	1,886,443	—	6,929,142
Media	2,778,307	3,720,264	—	6,498,571
Oil, Gas & Consumable Fuels	7,577,333	—	—	7,577,333
Paper & Forest Products	387,327	—	48,032	435,359
Professional Services	2,339,885	2,616,607	—	4,956,492
Real Estate Management & Development	—	1,875,880	—	1,875,880
Road & Rail	5,135,180	2,937,781	—	8,072,961
Wireless Telecommunication Services	2,114,461	4,512,424	—	6,626,885
Total Common Stocks	77,069,428	51,957,484	48,032	129,074,944
Preferred Stocks
Automobiles	—	541,451	—	541,451
Electric Utilities	530,331	—	—	530,331
Food & Staples Retailing	644,534	—	—	644,534
Total Preferred Stocks	1,174,865	541,451	—	1,716,316
Exchange Traded Funds	19,963,688	–	—	19,963,688
Corporate Bonds	—	10,479,963	—	10,479,963
Municipal Bonds	—	1,012,265	—	1,012,265
United States Treasury Obligations	—	8,805,238	—	8,805,238
Foreign Government Bonds	—	7,993,186	—	7,993,186
Money Market Funds	37,975,254	—	—	37,975,254
Total Investments in Securities	$136,183,235	$80,789,587	$48,032	$217,020,854

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$18,520,665	$—	$—	$18,520,665
Exchange Traded Funds	20,531,148	—	—	20,531,148
Total Securities Sold Short	$39,051,813	$—	$—	$39,051,813

The Fund did not have transfers into or out of Level 1, Level 2, or Level 3 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

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The Leuthold Funds

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2015	$48,077
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(45	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2016	$48,032	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at March 31, 2016:	$(45)

*  Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)   The investment (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the  “Adviser”) submits a report to the Board setting forth the inputs considered in determining the value.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,903,946	$—	$—	$13,903,946
Money Market Funds	51,480	—	—	51,480
Total Investments in Securities	$13,955,426	$—	$—	$13,955,426

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$797,227	$87,634	$		$884,861
Auto Components	449,012	352,537		—	801,549
Automobiles	444,340	498,436		—	942,776
Building Products	191,380	109,436		—	300,816
Chemicals	213,950	596,509		—	810,459
Electric Utilities	688,266	437,170		—	1,125,436
Food & Staples Retailing	388,720	502,513		—	891,233
Health Care Providers & Services	88,193	—		—	88,193
Household Durables	348,172	534,113		—	882,285
Insurance	1,549,521	735,692		—	2,285,213
IT Services	795,833	167,122		—	962,955
Life Sciences Tools & Services	580,353	219,430		—	799,783

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Leuthold Global Industries Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Media	$320,429	$434,833	$—	$755,262
Oil, Gas & Consumable Fuels	872,284	—	—	872,284
Paper & Forest Products	44,963	—	2,243	47,206
Professional Services	269,793	304,555	—	574,348
Real Estate Management & Development	—	219,513	—	219,513
Road & Rail	585,784	351,475	—	937,259
Wireless Telecommunication Services	241,307	527,362	—	768,669
Total Common Stocks	8,869,527	6,078,330	2,243	14,950,100
Preferred Stocks
Automobiles	—	62,487	—	62,487
Electric Utilities	61,009	—	—	61,009
Food & Staples Retailing	73,472	—	—	73,472
Total Preferred Stocks	134,481	62,487	—	196,968
Money Market Funds	50,611	—	—	50,611
Total Investments in Securities	$9,054,619	$6,140,817	$2,243	$15,197,679

The Fund did not have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2015	$2,245
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2016	$2,243	(1)
Change in unrealized appreciation (depreciation) during
the period ended for Level 3 investments held at March 31, 2016:	$(2)

*Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)   The investment (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the  “Adviser”) submits a report to the Board setting forth the inputs considered in determining the value.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

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The Leuthold Funds

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$264,321,513	$—	$—	$264,321,513
Total Investments in Securities	$264,321,513	$—	$—	$264,321,513

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$309,238,977	$—	$—	$309,238,977
Exchange Traded Funds	14,237,086	—	—	14,237,086
Total Securities Sold Short	$323,476,063	$—	$—	$323,476,063

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments and Securities Sold Short.

c)    Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.  The tax character of distributions paid during the fiscal years ended September 30, 2015 and 2014 was as follows:

Year Ended September 30, 2015
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$15,386,590	$6,958,022	$—	$119,919	$—
Long Term Capital Gain	34,978,255	28,877,645	—	380,557	—
Return of Capital	—	—	—		—
Total Distribution Paid	$50,364,845	$35,835,667	$—	$500,476	$—

Year Ended September 30, 2014
Distributions paid from:	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Ordinary Income	$24,526,872	$18,066,758	$—	$213,646	$—
Long Term Capital Gain	41,105,770	20,259,943	—	—	—
Return of Capital	—	—	—	—	—
Total Distribution Paid	$65,632,642	$38,326,701	$—	$213,646	$—

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The Leuthold Funds

At September 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Undistributed Ordinary Income	$—	$—	$—	$4,791	$—
Undistributed long-term gains	17,426,145	5,376,639	—	635	—
Distributable earnings	17,426,145	5,376,639	—	5,426	—
Capital loss carryover and late-year losses	(22,893,949)	(1,695,886)	(953,466)	—	(163,232,620)
Other accumulated gains	23,456,858	7,602,839	—	—	26,149,224
Unrealized appreciation	84,759,464	14,851,371	2,457,679	1,537,605	—
Total accumulated earnings (deficit)	$102,748,518	$26,134,963	$1,504,213	$1,543,031	$(137,083,396)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to net operating losses, and differences from REIT adjustments and foreign currency gain and loss.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2015, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Capital Stock
Leuthold Core Investment Fund	$(2,655,824)	$2,655,824	$—
Leuthold Global Fund	(1,175,671)	1,415,232	(239,561)
Leuthold Select Industries Fund	44,738	—	(44,738)
Leuthold Global Industries Fund	(21,881)	21,881	—
Grizzly Short Fund	2,132,587	(23,547)	(2,109,040)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Prior law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized.  If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used.  As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused.  Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

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The Leuthold Funds

	Leuthold Core Investment Fund		Leuthold Global Fund	Leuthold Select Industries Fund		Leuthold Global Industries Fund	Grizzly Short Fund
Expires 09/30/17	$(19,829,934	)*	$—	$(431,254	)*	$—	$—
Expires 09/30/18	—		—	(511,354)		—	(18,663,090)
Expires 09/30/19	—		—	—		—	(25,380,935)
Unlimited Short-Term	—		—	—		—	(114,729,716)

*Capital loss carry forward transfered in from merger, subject to annual limitations.

The Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund and Grizzly Short Fund intend to defer and treat $3,064,015, $1,695,886, $10,858, and $4,458,879, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2015 as arising in the fiscal year ending September 30, 2016.

As of September 30, 2015, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund –The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their subsidiaries, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Fund’s financial statements herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information. For the period ended March 31, 2016, no assets were held in the Subsidiaries.

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The Leuthold Funds

g)
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment, Leuthold Global, and Grizzly Short Funds’ receivable from broker for securities sold short are with two major security dealers.

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses

i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

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The Leuthold Funds

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and securities sold short, for the period ended March 31, 2016 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund
Purchases	$304,889,855	$93,083,494	$6,506,256	$7,329,216
Sales	264,474,997	149,497,296	5,033,575	11,727,721

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2015, gross unrealized appreciation (depreciation) of investments and cost of investments (excluding securities sold short) for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Tax cost of investments	$732,617,538	$281,948,187	$9,954,466	$17,866,381	$194,511,818
Gross unrealized appreciation	137,968,854	38,025,791	3,027,295	3,158,982	2,844,055
Gross unrealized depreciation	(53,209,390)	(23,174,420)	(569,616)	(1,621,377)	(2,844,055)

Net unrealized appreciation	$84,759,464	$14,851,371	$2,457,679	$1,537,605	—

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the six month period ended March 31, 2016. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund

	Share Activity
	Balance			Balance	Dividend	Fair Value at
Security Name	09/30/15	Purchases	Sales	03/31/16	Income	03/31/16
CurrencyShares Japanese Yen Trust(1)	117,346	55,154	117,346	55,154	$—	$4,744,347
					$—	$4,744,347

(1)	Issuer was not an affiliate as of March 31, 2016 due to sales during the period.

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The Leuthold Funds

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
0.90%	1.10%	1.00%	1.00%	1.25%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund Retail Class	Leuthold Global Industries Fund Institutional Class	Grizzly Short Fund
1.25%	1.85%	1.50%	1.50%	1.25%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of March 31, 2016 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2016	$22,934	9/30/2016	$71,564
9/30/2017	13,531	9/30/2017	89,378
9/30/2018	31,187	9/30/2018	128,120
9/30/2019	15,749	9/30/2019	66,220

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

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The Leuthold Funds

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Funds pursuant to a written agreement approved by the Board. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of creditworthiness of the Fund equal in value to at least 100% of the value of the securities loaned. The Funds did not lend any portfolio securities during the reporting period, and will not enter into any securities lending arrangements in the future without the prior approval of the Board.

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The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 9, 2015, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Leuthold Global Fund, the Leuthold Select Industries Fund, the Leuthold Global Industries Fund, and the Grizzly Short Fund (collectively the “Funds,” or the “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature, extent, and quality of the services to be provided by Leuthold Weeden Capital Management;
•	The nature and quality of the investment advisory services provided by the Adviser.
•	A comparison of the fees and expenses of the Funds to other similar funds.
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are recognized by the Funds.
•	The costs and profitability of the Funds to the Adviser.
•	The performance of the Funds.
•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services
The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. They discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive. Management noted that in employing its strategy, the Adviser conducts quantitative research on target companies and industry groups, with a focus on quantitative measures of value combined with recognition of fundamental and technical trends. The Directors also discussed staffing at the Adviser,

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The Leuthold Funds

and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by, investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Funds, and they noted that their overall confidence in the Adviser is high. The Directors also concluded that they were satisfied with the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

Comparative Fees and Expenses
The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials presented at the meeting.

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts
The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of SMAs or private investment companies. Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•
With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Performance
The Directors reviewed the Adviser’s quality of investment management, management history, and ability to successfully market the Funds. They noted that while the Funds have had periods of underperformance, it is their expectation that the Adviser’s

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The Leuthold Funds

discipline will lead to more favorable results in the long-term and concluded that renewal of the existing advisory agreements was in the best interest of the Funds’ shareholders.

The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Directors believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. The Board concluded that the performance of the existing Funds was satisfactory in comparison to the performance of similar funds.

Costs and Profitability
The Directors considered the costs of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower.

The Directors discussed in detail the profitability of the Adviser as it relates to the Funds, in meetings with management of the Adviser. They also discussed the impact of the intermediary service fees on the profitability of the Adviser. The Directors also considered the resources and revenues that the Adviser has put into managing and distributing the Funds, and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within the range of industry averages.

Economies of Scale
The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds and the Adviser’s efforts to keep overall expenses low, the Directors determined that economies of scale were not being recognized, and that the proposed fee schedules were reasonable.

Fall-Out Benefits
The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds and that Leuthold Weeden Capital Management would execute the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Chairman and Director	Indefinite Term, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite Term, Director since 1995	Retired Partner of Johnson, West & Co., PLC (currently Boeckermann, Grafstrom & Mayer, LLC) Certified Public Accountants	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite Term, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies.	5	Piper Jaffray Companies

Interested Directors

John C. Mueller (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Director President	Indefinite Term, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

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The Leuthold Funds

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Holly J. Weiss (1968) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009
Chief Financial Officer of the Adviser since 2011 and Controller of the Adviser from 2008 to 2011. Prior to joining the Adviser, she was Controller of Churchill Capital Mezzanine Finance from 2001-2008.
				N/A	N/A

Roger A. Peters (1960) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 33 South Sixth Street Suite 4600 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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Inside Back cover - BLANK

The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Fund Accountant, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A.,
Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP, Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)*  /s/ John Mueller
John Mueller, President

Date  June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
  John Mueller, President

Date  June 6, 2016

By (Signature and Title)*  /s/ Holly Weiss
Holly Weiss, Treasurer

Date  June 6, 2016

* Print the name and title of each signing officer under his or her signature.